N-4	Apr. 24, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Apr. 24, 2025
Amendment Flag	false
Nationwide Destination Future
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES (see Fee Table and Charges and Deductions)
Charges for Early Withdrawals
If the Contract Owner withdraws money from the contract within 7 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see
Contingent Deferred Sales Charge). The CDSC is used to recoup sales and other expenses associated with the contract that Nationwide incurs during the early years of the contract. The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 7 years.
For example, for a contract with a $100,000 investment, a withdrawal taken during the
CDSC period could result in a CDSC of up to $7,000.

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	0.85%[1]	0.98%[1]
	Investment options (underlying mutual fund fees and expenses)	0.56%[2]	2.54%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.10%[3]	1.60%[3]
1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract
Maintenance Charge.
2 As a percentage of underlying mutual fund assets.
3 As a percentage of Daily Net Assets or Current Income Benefit Base, depending on the optional benefit(s) elected.

Because each contract is customizable, the options elected affect how much each
Contract Owner’s will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner’s could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.

	Lowest Annual Cost Estimate: $1,411.42	Highest Annual Cost Estimate: $4,924.92
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive underlying mutual fund fees
and expenses
● No optional benefits
● No CDSC
● No additional purchase payments, transfers or
withdrawals

Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
● No CDSC
● No additional purchase payments,
transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If the Contract Owner withdraws money from the contract within 7 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see
Contingent Deferred Sales Charge). The CDSC is used to recoup sales and other expenses associated with the contract that Nationwide incurs during the early years of the contract. The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 7 years.
For example, for a contract with a $100,000 investment, a withdrawal taken during the
CDSC period could result in a CDSC of up to $7,000.

Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	0.85%[1]	0.98%[1]
	Investment options (underlying mutual fund fees and expenses)	0.56%[2]	2.54%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.10%[3]	1.60%[3]
1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract
Maintenance Charge.
2 As a percentage of underlying mutual fund assets.
3 As a percentage of Daily Net Assets or Current Income Benefit Base, depending on the optional benefit(s) elected.

Because each contract is customizable, the options elected affect how much each
Contract Owner’s will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner’s could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.

	Lowest Annual Cost Estimate: $1,411.42	Highest Annual Cost Estimate: $4,924.92
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive underlying mutual fund fees
and expenses
● No optional benefits
● No CDSC
● No additional purchase payments, transfers or
withdrawals

Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
● No CDSC
● No additional purchase payments,
transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.85%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.98%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract Maintenance Charge.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.56%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.54%
Investment Options Footnotes [Text Block]	2 As a percentage of underlying mutual fund assets.
Optional Benefits Minimum [Percent]	0.10%
Optional Benefits Maximum [Percent]	1.60%
Optional Benefits Footnotes [Text Block]	3 As a percentage of Daily Net Assets or Current Income Benefit Base, depending on the optional benefit(s) elected.
Lowest Annual Cost [Dollars]	$ 1,411.42
Highest Annual Cost [Dollars]	$ 4,924.92
Risks [Table Text Block]
RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

A CDSC may apply for up to 7 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see
Contingent Deferred Sales Charge). The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).

Risks Associated with Investment Options
● Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
● Each investment option (including the Fixed Account) has its own unique risks.
● Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in
Contacting the Service Center (see Principal Risks).

Investment Restrictions [Text Block]	● Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see Sub-Account and Underlying Mutual Funds).● Allocations to the Fixed Account may not be transferred to another investment option except at the end of a Fixed Account interest rate guarantee period (see The Fixed Account).● Not all investment options may be available under your contract (see Appendix A: Underlying Mutual Funds Available Under the Contract).● Transfers between Sub-Accounts are subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions).
Optional Benefit Restrictions [Text Block]	● Certain optional benefits limit or restrict the investment options available for investment.● Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.● For certain optional benefits, Nationwide reserves the right to refuse or limit subsequent purchase payments.● For certain optional benefits, a Contract Owner’s ability to continue to receive certain benefits is contingent on a Contract Owner’s agreement to new terms and conditions.● For certain optional benefits, while withdrawals are not restricted, the impact of certain withdrawals could have a negative impact on the amount of the benefit ultimately available.● For certain optional benefits, certain withdrawals could negatively impact the amount of the benefit by an amount greater than the amount withdrawn and/or could terminate the optional benefit.● The availability of certain optional benefits may vary by state.See Benefits Under the Contract.
Tax Implications [Text Block]	● Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.● If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.● Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.See Appendix C: Contract Types and Tax Information.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the contract. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see Distribution, Promotional, and Sales Expenses).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and Sales Expenses).
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year based on the options elected. The first table describes the fees and expenses a Contract Owner will pay at the time the Contract Owner buys the contract, surrenders or makes withdrawals from the contract, or transfers Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Maximum Administrative Expense[1]	$30
Base Contract Expenses[2] (assessed as an annualized percentage of Daily Net Assets)	0.95%
Optional Benefit Expenses[3]
Optional Death Benefits[4] (assessed as an annualized percentage of Daily Net Assets)
Return of Premium Death Benefit Option Charge	0.10%
Return of Premium Death Benefit Option with Spousal Protection Charge	0.20%
Highest Anniversary Value Death Benefit Option Charge	0.40%
Highest Anniversary Value Death Benefit Option with Spousal Protection Charge	0.50%
Living Benefit Options[5] (assessed as an annualized percentage of the Current Income Benefit Base6)
Maximum Nationwide Lifetime Income Rider Plus Core Charge	1.50%[7]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Core Charge (this is in addition to the charge for the Nationwide Lifetime Income Rider Plus Core option)	0.40%[8]
Maximum Nationwide Lifetime Income Rider Plus Accelerated Charge	1.50%[7]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated Charge (this is in addition to the charge for the Nationwide Lifetime Income Rider Plus Accelerated option)	0.40%[8]
Maximum Nationwide Lifetime Income Rider Plus Max Charge	1.50%[7]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Max Charge (this is in addition to the charge for the Nationwide Lifetime Income Rider Plus Max option)	0.40%[8]
[1]Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $50,000 or more on any Contract Anniversary.[2]Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate. The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.[3]Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions). [4]Only one death benefit option may be elected. [5]Only one living benefit option (and its corresponding joint option) may be elected. [6]For information about how the Current Income Benefit Base is calculated, see Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max.[7]Currently, for applications signed on or after February 12, 2024, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.45% of the Current Income Benefit Base, and for applications signed before February 12, 2024, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base.[8]Currently, for applications signed on or after February 12, 2024, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.15% of the Current Income Benefit Base, and for applications signed before February 12, 2024, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.56%	2.54%
Example This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and underlying mutual fund expenses. The Example assumes: •a $100,000 investment in the contract for the time periods; •a 5% return each year; •the maximum and the minimum annual underlying mutual fund expenses; •Variable Account charges that reflect the most expensive combination of optional benefits available for an additional charge (3.35%).[1] Specifically: •Highest Anniversary Death Benefit Option with Spousal Protection, •one of the living benefit options, and •the corresponding living benefit joint option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (2.54%)	$13,216	$23,422	$33,333	$58,867	*	$18,422	$30,333	$58,867	$6,216	$18,422	$30,333	$58,867
Minimum Annual Underlying Mutual Fund Expenses (0.56%)	$11,137	$17,518	$24,045	$43,014	*	$12,518	$21,045	$43,014	$4,137	$12,518	$21,045	$43,014
*Generally, the contracts sold under this prospectus do not permit annuitization during the first two Contract Years (see Annuitizing the Contract). [1]The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	7.00%
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Footnotes [Text Block]	Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $50,000 or more on any Contract Anniversary.
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.95%
Base Contract Expense, Footnotes [Text Block]	Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate. The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.
Optional Benefit Expense, Footnotes [Text Block]	Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions). [4]Only one death benefit option may be elected. [5]Only one living benefit option (and its corresponding joint option) may be elected. [6]For information about how the Current Income Benefit Base is calculated, see Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.56%	2.54%

Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Portfolio Company Expenses Minimum [Percent]	0.56%
Portfolio Company Expenses Maximum [Percent]	2.54%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 13,216
Surrender Expense, 1 Year, Minimum [Dollars]	11,137
Surrender Expense, 3 Years, Maximum [Dollars]	23,422
Surrender Expense, 3 Years, Minimum [Dollars]	17,518
Surrender Expense, 5 Years, Maximum [Dollars]	33,333
Surrender Expense, 5 Years, Minimum [Dollars]	24,045
Surrender Expense, 10 Years, Maximum [Dollars]	58,867
Surrender Expense, 10 Years, Minimum [Dollars]	43,014
Annuitized Expense, 3 Years, Maximum [Dollars]	18,422
Annuitized Expense, 3 Years, Minimum [Dollars]	12,518
Annuitized Expense, 5 Years, Maximum [Dollars]	30,333
Annuitized Expense, 5 Years, Minimum [Dollars]	21,045
Annuitized Expense, 10 Years, Maximum [Dollars]	58,867
Annuitized Expense, 10 Years, Minimum [Dollars]	43,014
No Surrender Expense, 1 Year, Maximum [Dollars]	6,216
No Surrender Expense, 1 Year, Minimum [Dollars]	4,137
No Surrender Expense, 3 Years, Maximum [Dollars]	18,422
No Surrender Expense, 3 Years, Minimum [Dollars]	12,518
No Surrender Expense, 5 Years, Maximum [Dollars]	30,333
No Surrender Expense, 5 Years, Minimum [Dollars]	21,045
No Surrender Expense, 10 Years, Maximum [Dollars]	58,867
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 43,014
Item 5. Principal Risks [Table Text Block]	Principal Risks Contract Owners should be aware of the following risks associated with owning the contract: Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal. Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically: •A Contract Owner who takes withdrawals from the contract in early Contract Years could be subject to a CDSC, which in the short-term will reduce Contract Value, and in the long-term will reduce the ability of the Contract Value to grow over time. •A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws. •Living benefit options are designed to offer greater payouts the longer that the contract is in force. •Living benefit options are designed to discourage excess and/or early withdrawals by reducing the benefit base (which determines the overall benefit amount). Those reductions could result in the forfeiture of benefits in an amount greater than what was actually withdrawn. Furthermore, such withdrawals could result in a complete forfeiture of the benefit or could cause the contract to terminate without value.Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts may be subject to regulatory approval and notice will be provided. Investment option restrictions. Certain living benefit options available under the contract impose restrictions on which investment options are available for investment and/or the portion of total Contract Value that is permitted to be allocated to certain investment options. These restrictions are imposed by Nationwide and depend on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide the Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund. Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value, and Lifetime Withdrawals that continue after the Contract Value falls to zero) and interest credited to Fixed Account allocations are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations. Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings. Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses or administer the contract (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and contract values. As a result of a cybersecurity incident, Nationwide may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will be able to avoid cybersecurity incidents affecting Contract Owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. In the event that contract administration or contract values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to contracts or contract values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information. Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Under the Contract The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge. Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	● Certain ownership changes and assignments could reduce the death benefit ● Nationwide may limit purchase payments to $1,000,000
Enhanced Surrender Value for Terminal Illness	Early payment of death benefit (applicable to optional death benefits)	None
● Benefit is available after the first Contract
Anniversary
● Annuitant (or co-annuitant) must be terminally ill
● Requires full surrender of the contract
● Restrictions exist on the parties named to the
contract

Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None	● Assets in the Fixed Account are excluded from the program
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
● Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
● Transfers may not be directed to the Fixed Account
● Transfers from the Fixed Account must be equal to
or less than 1/30th of the Fixed Account value at
the time the program is requested

Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	None	● Transfers are only permitted from the Fixed Account ● Only new purchase payments to the contract are eligible for the program ● Transfers may not be directed to the Fixed Account
Dollar Cost Averaging for Living Benefits (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
● Only available for contracts that elect a living
benefit
● Transfers are only permitted from the Fixed Account
● Only new purchase payments to the contract are
eligible for the program
● Only those investment options available with the
elected living benefit are eligible for the program
● Once elected, no transfers among or between Sub-
Accounts are permitted until the program is
completed or terminated

Fixed Account Interest Out Dollar Cost Averaging (see Contract Owner Services)	Automatic transfer of interest earned on Fixed Account allocations	None	● Transfers may not be directed to the Fixed Account
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	● Withdrawals must be at least $100 each
Custom Choice Asset Rebalancing Service (see Contract Owner Services)	Customizable asset allocation tool with automatic reallocation on a periodic basis	None
● Only available for contracts that elect Nationwide
Lifetime Income Rider Plus Core, Nationwide
Lifetime Income Rider Plus Accelerated, or
Nationwide Lifetime Income Rider Plus Max
● During the program, cannot participate in other
asset allocation or asset rebalancing programs
● Allocation limitations exist based on asset class

Static Asset Allocation Model (see Contract Owner Services)	Preset asset allocation models with periodic rebalancing	None	● Only available for contracts that elect a living benefit ● Availability may be restricted based on the living benefit elected ● The entire Contract Value must be allocated to the elected model
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Return of Premium Death Benefit Option	Enhanced death benefit	0.10% (Daily Net Assets)	0.10% (Daily Net Assets)
● Annuitant must be 85 or younger at
application
● May not be elected if another death
benefit option is elected
● Must be elected at application
● Election is irrevocable
● Certain ownership changes and
assignments could reduce the death
benefit
● Nationwide may limit purchase
payments to $1,000,000
● Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000

Return of Premium Death Benefit Option with Spousal Protection	Enhanced death benefit	0.20% (Daily Net Assets)	0.20% (Daily Net Assets)
● Annuitant must be 85 or younger at
application
● May not be elected if another death
benefit option is elected
● Must be elected at application
● Election is irrevocable
● Certain ownership changes and
assignments could reduce the death
benefit
● Nationwide may limit purchase
payments to $1,000,000
● Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000

Spousal Protection:
● Not applicable to Charitable
Remainder Trusts
● One or both spouses (or a revocable
trust of which either or both of the
spouses is/are grantor(s)) must be
named as the Contract Owner
● For contracts issued as an IRA or
Roth IRA, only the person for whom
the IRA or Roth IRA was established
may be named as the Contract
Owner
● Only available to Contract Owner’s
spouse
● Spouses must be Co-Annuitants
● Both spouses must be 85 or younger
at contract issuance
● Spouses must be named as
beneficiaries
● No other person may be named as
Contract Owner, Annuitant, or
primary beneficiary
● Benefit is forfeited if certain changes
to the parties or assignments are
made

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Highest Anniversary Value Death Benefit Option	Enhanced death benefit	0.40% (Daily Net Assets)	0.40% (Daily Net Assets)
● Annuitant must be 80 or younger at
application
● May not be elected if another death
benefit option is elected
● Must be elected at application
● Election is irrevocable
● Certain ownership changes and
assignments could reduce the death
benefit
● Nationwide may limit purchase
payments to $1,000,000
● Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000

Highest Anniversary Value Death Benefit Option with Spousal Protection	Enhanced death benefit	0.50% (Daily Net Assets)	0.50% (Daily Net Assets)
● Annuitant must be 80 or younger at
application
● May not be elected if another death
benefit option is elected
● Must be elected at application
● Election is irrevocable
● Certain ownership changes and
assignments could reduce the death
benefit
● Nationwide may limit purchase
payments to $1,000,000
● Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000

Spousal Protection:
● Not applicable to Charitable
Remainder Trusts
● One or both spouses (or a revocable
trust of which either or both of the
spouses is/are grantor(s)) must be
named as the Contract Owner
● For contracts issued as an IRA or
Roth IRA, only the person for whom
the IRA or Roth IRA was established
may be named as the Contract
Owner
● Only available to Contract Owner’s
spouse
● Spouses must be Co-Annuitants
● Both spouses must be 80 or younger
at contract issuance
● Spouses must be named as
beneficiaries
● No other person may be named as
Contract Owner, Annuitant, or
primary beneficiary
● Benefit is forfeited if certain changes
to the parties or assignments are
made

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Nationwide Lifetime Income Rider Plus Core	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.45% (Current Income Benefit Base)
● May not be elected if another living
benefit is elected
● Must be elected at application
● Election is irrevocable
● Not available for beneficially owned
contracts
● Investment limitations
● Current charge could change
● Nationwide may limit subsequent
purchase payments
● Certain ownership changes and
assignments could terminate the
benefit
● Determining life must be between 45
and 85 at application
● Determining life cannot be changed
● Restrictions exist on the parties
named to the contract

Joint Option for the Nationwide Lifetime Income Rider Plus Core	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)
● Only available if the Nationwide
Lifetime Income Rider Plus Core
option is elected
● Must be elected at application
● Limitations on revocability
● Not available for beneficially owned
contracts
● Not available for Charitable
Remainder Trusts
● Only available to Contract Owner’s
spouse
● Both spouses must be between 45
and 85 at application
● Restrictions exist on the parties
named to the contract

Nationwide Lifetime Income Rider Plus Accelerated	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.45% (Current Income Benefit Base)
● May not be elected if another living
benefit is elected
● Must be elected at application
● Election is irrevocable
● Not available for beneficially owned
contracts
● Investment limitations
● Current charge could change
● Nationwide may limit subsequent
purchase payments
● Certain ownership changes and
assignments could terminate the
benefit
● Determining life must be between 45
and 85 at application
● Determining life cannot be changed
● Restrictions exist on the parties
named to the contract

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)
● Only available if the Nationwide
Lifetime Income Rider Plus
Accelerated option is elected
● Must be elected at application
● Limitations on revocability
● Not available for beneficially owned
contracts
● Not available for Charitable
Remainder Trusts
● Only available to Contract Owner’s
spouse
● Both spouses must be between 45
and 85 at application
● Restrictions exist on the parties
named to the contract

Nationwide Lifetime Income Rider Plus Max	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.45% (Current Income Benefit Base)
● May not be elected if another living
benefit is elected
● Must be elected at application
● Election is irrevocable
● Not available for beneficially owned
contracts
● Investment limitations
● Current charge could change
● Nationwide may limit subsequent
purchase payments
● Certain ownership changes and
assignments could terminate the
benefit
● Determining life must be between 45
and 85 at application
● Determining life cannot be changed
● Restrictions exist on the parties
named to the contract

Joint Option for the Nationwide Lifetime Income Rider Plus Max	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)
● Only available if the Nationwide
Lifetime Income Rider Plus Max
option is elected
● Must be elected at application
● Limitations on revocability
● Not available for beneficially owned
contracts
● Not available for Charitable
Remainder Trusts
● Only available to Contract Owner’s
spouse
● Both spouses must be between 45
and 85 at application
● Restrictions exist on the parties
named to the contract

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	● Certain ownership changes and assignments could reduce the death benefit ● Nationwide may limit purchase payments to $1,000,000
Enhanced Surrender Value for Terminal Illness	Early payment of death benefit (applicable to optional death benefits)	None
● Benefit is available after the first Contract
Anniversary
● Annuitant (or co-annuitant) must be terminally ill
● Requires full surrender of the contract
● Restrictions exist on the parties named to the
contract

Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None	● Assets in the Fixed Account are excluded from the program
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
● Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
● Transfers may not be directed to the Fixed Account
● Transfers from the Fixed Account must be equal to
or less than 1/30th of the Fixed Account value at
the time the program is requested

Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	None	● Transfers are only permitted from the Fixed Account ● Only new purchase payments to the contract are eligible for the program ● Transfers may not be directed to the Fixed Account
Dollar Cost Averaging for Living Benefits (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
● Only available for contracts that elect a living
benefit
● Transfers are only permitted from the Fixed Account
● Only new purchase payments to the contract are
eligible for the program
● Only those investment options available with the
elected living benefit are eligible for the program
● Once elected, no transfers among or between Sub-
Accounts are permitted until the program is
completed or terminated

Fixed Account Interest Out Dollar Cost Averaging (see Contract Owner Services)	Automatic transfer of interest earned on Fixed Account allocations	None	● Transfers may not be directed to the Fixed Account
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	● Withdrawals must be at least $100 each
Custom Choice Asset Rebalancing Service (see Contract Owner Services)	Customizable asset allocation tool with automatic reallocation on a periodic basis	None
● Only available for contracts that elect Nationwide
Lifetime Income Rider Plus Core, Nationwide
Lifetime Income Rider Plus Accelerated, or
Nationwide Lifetime Income Rider Plus Max
● During the program, cannot participate in other
asset allocation or asset rebalancing programs
● Allocation limitations exist based on asset class

Static Asset Allocation Model (see Contract Owner Services)	Preset asset allocation models with periodic rebalancing	None	● Only available for contracts that elect a living benefit ● Availability may be restricted based on the living benefit elected ● The entire Contract Value must be allocated to the elected model

Name of Benefit [Text Block]	Name of BenefitName of Benefit
Purpose of Benefit [Text Block]	PurposePurpose
Optional Benefit Expense, Footnotes [Text Block]	Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions). [4]Only one death benefit option may be elected. [5]Only one living benefit option (and its corresponding joint option) may be elected. [6]For information about how the Current Income Benefit Base is calculated, see Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max.
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/LimitationsBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of BenefitName of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A: Underlying Mutual Funds Available Under the Contract The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000217907NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Prospectuses Available [Text Block]	The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000217907NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	0.90%	24.95%	15.87%	15.67%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.61%	13.02%	9.81%	9.66%
Allocation	American Funds Insurance Series® - American Funds Global Balanced Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.02%*	6.32%	4.56%	5.65%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.82%*	9.39%	5.29%	5.06%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.78%*	9.93%	5.75%	5.17%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.16%*	2.12%	2.74%	5.54%
Equity	American Funds Insurance Series® - International Fund: Class 4 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Capital Research and Management Company	1.03%	2.93%	0.97%	3.75%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	6.33%	4.29%	5.96%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.51%*	0.75%	0.14%	1.10%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	18.85%	11.92%	9.99%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.78%*	7.85%	4.18%	4.75%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.77%*	1.14%	-0.50%	1.11%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.57%*	11.36%	6.86%	6.48%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	1.01%*	8.93%	5.72%	5.32%
Equity	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Newton Investment Management North America, LLC	1.05%*	12.33%	9.00%	7.22%
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F Investment Advisor: Calvert Research and Management	0.89%	18.91%	9.03%	8.06%
Equity	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F Investment Advisor: Calvert Research and Management Subadvisor: Ameritas Investment Partners, Inc.	0.73%*	24.89%	19.32%	17.64%
Equity	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.20%*	26.58%	20.37%	20.25%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.89%*	6.88%	3.51%	4.50%
Equity	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.04%	11.02%	6.83%	7.30%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Eaton Vance Management	1.19%	7.68%	4.25%	3.93%
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)	1.13%	9.71%	4.09%	5.78%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.65%	5.06%	3.26%	4.38%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.67%	15.58%	10.57%	9.35%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.85%	4.02%	12.13%	4.19%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.73%	8.39%	5.55%	4.88%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.74%	21.91%	13.10%	11.11%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.81%	30.07%	18.63%	16.34%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.63%	1.50%	0.20%	1.68%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.86%	6.25%	1.94%	3.67%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.84%	9.16%	11.93%	9.37%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.72%*	7.20%	5.29%	5.27%
Equity	Invesco - Invesco V.I. Global Fund: Series II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.06%	15.78%	9.21%	9.58%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.11%	12.41%	10.22%	8.73%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%	15.15%	8.06%	8.40%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	15.32%	9.61%	12.12%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	1.63%	0.09%	1.35%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	23.27%	12.07%	10.27%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.74%*	11.06%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	31.76%	17.80%	19.06%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	1.13%	5.58%	6.95%	5.29%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	1.05%	4.23%	5.13%	7.66%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.71%*	1.54%	1.22%	1.73%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before April 28, 2023 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: J.P. Morgan Investment Management Inc.	0.72%	1.46%	-0.19%	1.24%
Fixed Income	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.84%	5.14%	1.70%	2.09%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	2.66%	0.11%	1.50%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	6.44%	4.71%	8.92%
Fixed Income	MFS® Variable Insurance Trust - MFS Total Return Bond Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.78%*	2.33%	0.14%	1.64%
Equity	MFS® Variable Insurance Trust - MFS Utilities Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.04%*	11.34%	5.61%	6.02%
Equity	MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Massachusetts Financial Services Company	0.69%*	25.18%	14.86%	12.04%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	8.76%	5.84%	7.56%
Equity	MFS® Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.15%*	-2.92%	0.66%	4.47%
Fixed Income	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	0.73%*	5.02%	2.03%	1.92%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.04%*	13.52%	9.47%	8.78%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2025 Investment Advisor: Morgan Stanley Investment Management Inc.	0.82%*	46.20%	13.33%	15.26%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	1.08%*	18.08%	6.18%	8.75%
Allocation	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.92%*	16.00%	7.91%	7.91%
Fixed Income	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.86%*	0.82%	-0.08%	1.28%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.05%*	13.23%	9.33%	10.30%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.98%*	31.15%	18.38%	16.13%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth- Income Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.91%*	23.76%	12.59%	11.78%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Amundi Asset Management, US	0.81%	10.34%	5.12%	4.38%
Equity	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	1.05%*	9.57%	7.77%	8.25%
Allocation	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC and Nationwide Asset Management, LLC	1.17%*	7.36%	4.10%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II) Investment Advisor: Nationwide Fund Advisors	1.07%*	15.36%	9.59%	8.35%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II) Investment Advisor: Nationwide Fund Advisors	0.93%*	9.25%	5.40%	5.24%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II) Investment Advisor: Nationwide Fund Advisors	0.98%*	12.53%	7.48%	6.86%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II) Investment Advisor: Nationwide Fund Advisors	0.85%*	5.10%	2.47%	3.01%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II) Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	1.00%*	8.71%	4.03%	4.11%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II) Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	1.00%*	11.08%	5.58%	5.29%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II) Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.96%*	10.94%	6.58%	6.15%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II) Investment Advisor: Nationwide Fund Advisors	1.01%*	13.69%	8.56%	7.63%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II) Investment Advisor: Nationwide Fund Advisors	0.90%*	7.82%	4.48%	4.56%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.87%*	22.50%	12.62%	12.92%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020 Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.93%*	15.12%	10.95%	9.16%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.88%*	15.13%	10.95%	9.12%
Equity	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Atlanta Capital Management Company, LLC	0.86%*	8.47%	7.70%	8.36%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: DoubleLine Capital LP	1.00%*	3.18%	-0.46%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.43%*	6.00%	-2.88%	1.04%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.06%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.94%*	0.81%	-1.04%	0.23%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.72%	4.62%	2.06%	1.32%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	1.23%*	11.01%	6.92%	5.77%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.68%	2.89%	4.13%	4.72%
Equity	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Invesco Advisers, Inc.	1.33%	20.92%	8.77%	9.86%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.92%	12.63%	7.28%	7.48%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.88%	7.79%	4.17%	4.73%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.89%	10.47%	5.82%	6.24%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	3.82%	1.55%	2.52%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.86%*	7.60%	3.10%	3.78%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.87%*	9.12%	4.49%	4.94%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.88%	9.02%	4.90%	5.46%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.91%	11.21%	6.47%	6.81%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	6.09%	3.20%	3.97%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.72%*	0.81%	-0.81%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.73%*	15.57%	10.43%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.96%*	36.93%
Fixed Income	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.75%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.94%	23.66%	15.28%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.87%*	21.48%	12.20%	11.72%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.95%*	25.86%	21.95%	16.58%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.84%	1.12%	-0.97%	1.09%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.80%	5.06%	1.38%	1.55%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I) Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.87%*	6.28%	3.33%	4.52%
Allocation	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.93%	16.13%	7.08%	7.12%
Equity	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	1.00%	21.33%	10.82%	10.29%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.62%	13.25%	9.67%	9.03%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC	1.31%*	6.29%	8.35%	6.52%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.29%*	12.84%	10.66%	9.45%
Equity	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.72%*
Equity	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners Ltd	1.23%*	-1.72%	0.88%	3.47%
Equity	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Subadvisor: Putnam Investment Management, LLC	1.10%	4.10%	5.47%	3.84%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.49%*	24.35%	13.97%	12.55%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.58%*	10.86%	6.86%	7.32%
Equity	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Victory Capital Management Inc.	0.96%*	8.49%	7.06%	7.00%
Convertibles	New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class Investment Advisor: New York Life Investment Management LLC Subadvisor: MacKay Shields LLC	0.93%	8.26%	8.57%	8.21%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	2.37%*	3.57%	4.31%	4.25%
Commodities	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class Investment Advisor: PIMCO	2.38%*	3.97%	6.98%	1.55%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class Investment Advisor: PIMCO	1.38%	7.42%	0.82%	3.27%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class Investment Advisor: PIMCO	1.16%	5.30%	2.61%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class Investment Advisor: PIMCO	1.11%	5.36%	1.24%	2.41%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2024 Investment Advisor: PIMCO	1.08%	-3.50%	-3.26%	-0.84%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2024 Investment Advisor: PIMCO	0.77%	4.39%	0.98%	1.18%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Advisor Class Investment Advisor: PIMCO	1.17%	2.03%	1.83%	2.05%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class Investment Advisor: PIMCO	0.72%	5.95%	2.66%	2.30%
Allocation	Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.90%	16.73%	9.11%	8.60%
Equity	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC	1.08%	2.97%	4.88%	4.74%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.80%	19.14%	12.45%	10.88%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.88%	23.02%	13.72%	13.50%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.10%	1.42%	5.81%	8.20%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc.	1.08%	9.04%	7.35%	9.85%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	14.41%	5.46%	6.69%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.30%	-3.09%	7.28%	0.57%
Equity	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (formerly, Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II) Investment Advisor: Victory Capital Management, Inc.	1.00%	22.31%	14.86%	13.05%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co., an affiliate of VIA.	1.10%*	10.92%	5.58%	6.12%

Portfolio Company Objective [Text Block]	Type
Some Portfolio Companies not Available for All Benefits [Text Block]	Income Benefit Investment Options Certain optional benefits restrict how the Contract Owner can invest their Contract Value by limiting the investment options in which the Contract Owner can invest and/or requiring use of a specified asset allocation service. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below (and designated by an "X") are available in connection with the respective optional benefit.
Investment Option	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II)		X	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II)	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II)		X	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II)	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II)	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II)	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II)	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II)	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II)	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II		X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II		X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X	X	X
Investment Option	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II		X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II	X	X	X
Static Asset Allocation Models - American Funds 60/40 Option (40% NVIT American Funds Growth-Income Fund, 40% NVIT American Funds Asset Allocation Fund and 20% NVIT American Funds Bond Fund)	X	X	X
Static Asset Allocation Models - American Funds 80/20 Option (65% NVIT American Funds Growth-Income Fund, 20% NVIT American Funds Asset Allocation Fund and 15% NVIT - NVIT American Funds Bond Fund)		X	X
Static Asset Allocation Models - American Funds Managed Moderate Option (40%
NVIT - NVIT Managed American Funds Growth-Income Fund, 40% NVIT - NVIT
Managed American Funds Asset Allocation Fund and 20% NVIT - NVIT American
Funds Bond Fund)
	X2	X2	X2
Static Asset Allocation Models – BlackRock 70/30 Option (55% NVIT BlackRock Equity Dividend, 25% NVIT BlackRock Managed Global Allocation and 20% BlackRock Total Return VI)	X3	X	X
Static Asset Allocation Models – BlackRock Moderate Option (40% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund and 27% BlackRock Total Return V.I. Fund)	X2	X2	X2
Static Asset Allocation Models - Fidelity 80/20 Option (70% Fidelity VIP Growth & Income, 15% Fidelity VIP Balanced and 15% Fidelity VIP Investment Grade Bond)		X	X
Static Asset Allocation Models - Fidelity® VIP Funds 60/40 Option (40% Fidelity
VIP Growth & Income Portfolio - Service Class 2, 30% Fidelity VIP Balanced
Portfolio - Service Class 2 and 30% Fidelity VIP Investment Grade Bond Portfolio -
Service Class 2)
	X	X	X
Static Asset Allocation Models - J.P. Morgan Moderate Option (40% NVIT - NVIT
J.P.Morgan Disciplined Equity Fund, 40% NVIT - NVIT Government Money Market
Fund and 20% Lincoln Variable Insurance Products Trust - JPMorgan Core Bond
Fund)
	X1	X1	X1
Static Asset Allocation Models - Janus Henderson 70/30 Option (30% Janus Henderson VIT Global Tech & Innovation, 40% Janus Henderson VIT Global Research and 30% Janus Henderson VIT Flexible Bond)	X3	X	X
Static Asset Allocation Models - Multi-Manager 60/40 Option (30% NVIT Jacobs Levy Large Cap Growth, 30% Putnam VT Large Cap Value IB and 40% Fidelity VIP Investment Grade Bond)	X3	X	X
Static Asset Allocation Models - Multi-Manager 70/30 Option (35% NVIT Jacobs
Levy Large Cap Growth Fund: Class II, 35% Putnam VT Large Cap Value Fund:
Class IB and 30% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
	X3	X	X
Investment Option	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max
Static Asset Allocation Models - Multi-Manager 80/20 Option (40% NVIT Jacobs Levy Large Cap Growth, 40% Putnam VT Large Cap Value IB and 20% Fidelity VIP Investment Grade Bond)		X	X
Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares
Moderate Option (60% Nationwide Variable Insurance Trust - NVIT iShares®
Global Equity ETF Fund: Class II and 40% Nationwide Variable Insurance Trust -
NVIT iShares® Fixed Income ETF Fund: Class II)
	X2	X2	X2
Custom Choice Asset Rebalancing Service	X	X	X
[1] Only available in contracts for applications signed before May 1, 2023.[2] Only available in contracts for applications signed before May 1, 2025. [3] Only available in contracts for applications signed on or after February 7, 2025.Custom Choice Asset Rebalancing Service Investment Options Contract Owners who elect to participate in the Custom Choice Asset Rebalancing Service are limited to only the investment options shown below. Allocations must meet the required minimum and maximum thresholds within each group. These tables disclose only the Sub-Accounts that currently comprise Groups A, B, and C, and the current allocation limitations.For Contract Owners whose applications are signed on or after February 7, 2025 and elect the Nationwide Lifetime Income Rider Plus Core Option:
Nationwide Lifetime Income Rider Plus Core Option
Group A	30% - 100%
Group B	0% - 70%
Group C	0% - 10%
Total	100%
The following table indicates the investment options (designated with an "X") that are available in each group:
Underlying Mutual Fund	Group A	Group B	Group C
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B		X
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A		X
American Funds Insurance Series® - American Funds® Global Balanced Fund: Class 4		X
American Funds Insurance Series® - American High-Income Trust: Class 4	X
American Funds Insurance Series® - Capital Income Builder®: Class 4		X
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4		X
American Funds Insurance Series® - New World Fund®: Class 4		X
American Funds Insurance Series® - U.S. Government Securities Fund: Class 2	X
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4		X
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III		X
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	X
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III		X
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III		X
Underlying Mutual Fund	Group A	Group B	Group C
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F		X
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F		X
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2		X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2		X
Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class		X
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class	X
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2	X
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2		X
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II		X
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	X
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares		X
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares		X
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II		X
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC		X
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC	X
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class		X
MFS® Variable Insurance Trust - MFS Total Return Bond Series: Service Class	X
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class		X
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class		X
MFS® Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class		X
MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class	X
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class		X
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II		X
Underlying Mutual Fund	Group A	Group B	Group C
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z		X
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II		X
Underlying Mutual Fund	Group A	Group B	Group C
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I)		X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z		X
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II		X
New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class		X
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class		X
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class		X
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class		X
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class	X
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class	X
PIMCO Variable Insurance Trust - Real Return Portfolio: Advisor Class		X
Underlying Mutual Fund	Group A	Group B	Group C
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class	X
Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB		X
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB		X
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB		X
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB		X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II		X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II		X
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S		X
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S		X
Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (formerly, Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II)		X
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A		X
	Nationwide Lifetime Income Rider Plus Core Option	Nationwide Lifetime Income Rider Plus Accelerated Option	Nationwide Lifetime Income Rider Plus Max Option
Group A	40% - 100%	0% - 100%	0% - 100%
Group B	0% - 60%	0% - 100%	0% - 100%
Group C	0% - 10%	0% - 10%	0% - 10%
Total	100%	100%	100%
The following table indicates the investment options (designated with an "X") that are available in each group:
Underlying Mutual Fund	Group A	Group B	Group C
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B		X
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A		X
American Funds Insurance Series® - American Funds® Global Balanced Fund: Class 4		X
American Funds Insurance Series® - American High-Income Trust: Class 4	X
American Funds Insurance Series® - Capital Income Builder®: Class 4		X
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4		X
American Funds Insurance Series® - New World Fund®: Class 4		X
American Funds Insurance Series® - U.S. Government Securities Fund: Class 2	X
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4		X
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III			X
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	X
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III		X
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III		X
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F		X
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F		X
Underlying Mutual Fund	Group A	Group B	Group C
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2			X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2			X
Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class		X
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2			X
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2			X
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class	X
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2	X
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2		X
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II		X
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	X
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares			X
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares			X
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II		X
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC			X
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC	X
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class		X
MFS® Variable Insurance Trust - MFS Total Return Bond Series: Service Class	X
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class			X
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class		X
MFS® Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class			X
MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class	X
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class		X
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	X
Underlying Mutual Fund	Group A	Group B	Group C
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z		X
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II		X
Underlying Mutual Fund	Group A	Group B	Group C
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II			X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II			X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I)			X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II		x
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z		X
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II		X
New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class		X
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class			X
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class			X
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class			X
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class	X
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class	X
PIMCO Variable Insurance Trust - Real Return Portfolio: Advisor Class		X
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class			X
Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB		X
Underlying Mutual Fund	Group A	Group B	Group C
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB		X
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB		X
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB		X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II			X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II			X
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S			X
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S			X
Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (formerly, Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II)		X
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A			X

Temporary Fee Reductions, Current Expenses [Text Block]	*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Destination Future | SubAccountavailabilityMember
Prospectus:
Principal Risk [Text Block]	Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts may be subject to regulatory approval and notice will be provided.
Nationwide Destination Future | InvestmentoptionrestrictionsMember
Prospectus:
Principal Risk [Text Block]	Investment option restrictions. Certain living benefit options available under the contract impose restrictions on which investment options are available for investment and/or the portion of total Contract Value that is permitted to be allocated to certain investment options. These restrictions are imposed by Nationwide and depend on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide the Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit.
Nationwide Destination Future | InvestmentadvisoryfeesMember
Prospectus:
Principal Risk [Text Block]
Nationwide Destination Future | PurchasePaymentCreditRiskMember
Prospectus:
Principal Risk [Text Block]
Nationwide Destination Future | EVOptionRiskMember
Prospectus:
Principal Risk [Text Block]
Nationwide Destination Future | ActivetradingMember
Prospectus:
Principal Risk [Text Block]	Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund.
Nationwide Destination Future | FinancialstrengthMember
Prospectus:
Principal Risk [Text Block]	Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value, and Lifetime Withdrawals that continue after the Contract Value falls to zero) and interest credited to Fixed Account allocations are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Nationwide Destination Future | RegulatoryriskMember
Prospectus:
Principal Risk [Text Block]	Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Nationwide Destination Future | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses or administer the contract (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and contract values. As a result of a cybersecurity incident, Nationwide may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will be able to avoid cybersecurity incidents affecting Contract Owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. In the event that contract administration or contract values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to contracts or contract values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Nationwide Destination Future | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Nationwide Destination Future | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Principal Risk [Text Block]	Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Nationwide Destination Future | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).A CDSC may apply for up to 7 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see Contingent Deferred Sales Charge). The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).
Principal Risk [Text Block]	Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically: •A Contract Owner who takes withdrawals from the contract in early Contract Years could be subject to a CDSC, which in the short-term will reduce Contract Value, and in the long-term will reduce the ability of the Contract Value to grow over time. •A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws. •Living benefit options are designed to offer greater payouts the longer that the contract is in force. •Living benefit options are designed to discourage excess and/or early withdrawals by reducing the benefit base (which determines the overall benefit amount). Those reductions could result in the forfeiture of benefits in an amount greater than what was actually withdrawn. Furthermore, such withdrawals could result in a complete forfeiture of the benefit or could cause the contract to terminate without value.
Nationwide Destination Future | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	● Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.● Each investment option (including the Fixed Account) has its own unique risks.● Review the prospectuses and disclosures for the investment options before making an investment decision.See Principal Risks.
Nationwide Destination Future | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center (see Principal Risks).
Nationwide Destination Future | AllianceBernsteinVariableProductsSeriesFundIncABVPSLargeCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	24.95%
Average Annual Total Returns, 5 Years [Percent]	15.87%
Average Annual Total Returns, 10 Years [Percent]	15.67%
Nationwide Destination Future | AllianceBernsteinVariableProductsSeriesFundIncABVPSRelativeValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	13.02%
Average Annual Total Returns, 5 Years [Percent]	9.81%
Average Annual Total Returns, 10 Years [Percent]	9.66%
Nationwide Destination Future | AmericanFundsInsuranceSeriesAmericanFundsGlobalBalancedFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American Funds Global Balanced Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	6.32%
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	5.65%
Nationwide Destination Future | AmericanFundsInsuranceSeriesAmericanHighIncomeTrustClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American High-Income Trust: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	9.39%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	5.06%
Nationwide Destination Future | AmericanFundsInsuranceSeriesCapitalIncomeBuilderClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital Income Builder®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.93%
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	5.17%
Nationwide Destination Future | AmericanFundsInsuranceSeriesGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	2.12%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	5.54%
Nationwide Destination Future | AmericanFundsInsuranceSeriesInternationalFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	2.93%
Average Annual Total Returns, 5 Years [Percent]	0.97%
Average Annual Total Returns, 10 Years [Percent]	3.75%
Nationwide Destination Future | AmericanFundsInsuranceSeriesNewWorldFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	5.96%
Nationwide Destination Future | AmericanFundsInsuranceSeriesUSGovernmentSecuritiesFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - U.S. Government Securities Fund: Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	0.75%
Average Annual Total Returns, 5 Years [Percent]	0.14%
Average Annual Total Returns, 10 Years [Percent]	1.10%
Nationwide Destination Future | AmericanFundsInsuranceSeriesWashingtonMutualInvestorsFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	18.85%
Average Annual Total Returns, 5 Years [Percent]	11.92%
Average Annual Total Returns, 10 Years [Percent]	9.99%
Nationwide Destination Future | BlackRockVariableSeriesFundsIIIncBlackRockHighYieldVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	4.75%
Nationwide Destination Future | BlackRockVariableSeriesFundsIIIncBlackRockTotalReturnVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	1.14%
Average Annual Total Returns, 5 Years [Percent]	(0.50%)
Average Annual Total Returns, 10 Years [Percent]	1.11%
Nationwide Destination Future | BlackRockVariableSeriesFundsIncBlackRock6040TargetAllocationETFVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	11.36%
Average Annual Total Returns, 5 Years [Percent]	6.86%
Average Annual Total Returns, 10 Years [Percent]	6.48%
Nationwide Destination Future | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	8.93%
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	5.32%
Nationwide Destination Future | BNYMellonInvestmentPortfoliosMidCapStockPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.33%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	7.22%
Nationwide Destination Future | CalvertVariableSeriesIncCalvertVPSRIBalancedPortfolioClassFMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.91%
Average Annual Total Returns, 5 Years [Percent]	9.03%
Average Annual Total Returns, 10 Years [Percent]	8.06%
Nationwide Destination Future | CalvertVariableTrustIncCVTNasdaq100IndexPortfolioClassFMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	24.89%
Average Annual Total Returns, 5 Years [Percent]	19.32%
Average Annual Total Returns, 10 Years [Percent]	17.64%
Nationwide Destination Future | ColumbiaFundsVariableInsuranceTrustIIColumbiaVariablePortfolioSeligmanGlobalTechnologyClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	26.58%
Average Annual Total Returns, 5 Years [Percent]	20.37%
Average Annual Total Returns, 10 Years [Percent]	20.25%
Nationwide Destination Future | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioHighYieldBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	6.88%
Average Annual Total Returns, 5 Years [Percent]	3.51%
Average Annual Total Returns, 10 Years [Percent]	4.50%
Nationwide Destination Future | DelawareVIPTrustMacquarieVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.02%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Nationwide Destination Future | EatonVanceVariableTrustEatonVanceVTFloatingRateIncomeFundInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	7.68%
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	3.93%
Nationwide Destination Future | FidelityVariableInsuranceProductsEmergingMarketsPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	9.71%
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]	5.78%
Nationwide Destination Future | FidelityVariableInsuranceProductsFundFidelityVIPFreedomFund2010PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	5.06%
Average Annual Total Returns, 5 Years [Percent]	3.26%
Average Annual Total Returns, 10 Years [Percent]	4.38%
Nationwide Destination Future | FidelityVariableInsuranceProductsFundVIPBalancedPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	15.58%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	9.35%
Nationwide Destination Future | FidelityVariableInsuranceProductsFundVIPEnergyPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	12.13%
Average Annual Total Returns, 10 Years [Percent]	4.19%
Nationwide Destination Future | FidelityVariableInsuranceProductsFundVIPFloatingRateHighIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	4.88%
Nationwide Destination Future | FidelityVariableInsuranceProductsFundVIPGrowthIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	21.91%
Average Annual Total Returns, 5 Years [Percent]	13.10%
Average Annual Total Returns, 10 Years [Percent]	11.11%
Nationwide Destination Future | FidelityVariableInsuranceProductsFundVIPGrowthPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	30.07%
Average Annual Total Returns, 5 Years [Percent]	18.63%
Average Annual Total Returns, 10 Years [Percent]	16.34%
Nationwide Destination Future | FidelityVariableInsuranceProductsFundVIPInvestmentGradeBondPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	1.50%
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	1.68%
Nationwide Destination Future | FidelityVariableInsuranceProductsFundVIPRealEstatePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	6.25%
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	3.67%
Nationwide Destination Future | FidelityVariableInsuranceProductsFundVIPValueStrategiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	9.16%
Average Annual Total Returns, 5 Years [Percent]	11.93%
Average Annual Total Returns, 10 Years [Percent]	9.37%
Nationwide Destination Future | FranklinTempletonVariableInsuranceProductsTrustFranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.20%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	5.27%
Nationwide Destination Future | InvescoInvescoVIGlobalFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	15.78%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	9.58%
Nationwide Destination Future | InvescoInvescoVIMainStreetSmallCapFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	12.41%
Average Annual Total Returns, 5 Years [Percent]	10.22%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Nationwide Destination Future | JanusAspenSeriesJanusHendersonBalancedPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Nationwide Destination Future | JanusAspenSeriesJanusHendersonEnterprisePortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	15.32%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	12.12%
Nationwide Destination Future | JanusAspenSeriesJanusHendersonFlexibleBondPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	1.63%
Average Annual Total Returns, 5 Years [Percent]	0.09%
Average Annual Total Returns, 10 Years [Percent]	1.35%
Nationwide Destination Future | JanusAspenSeriesJanusHendersonGlobalResearchPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	23.27%
Average Annual Total Returns, 5 Years [Percent]	12.07%
Average Annual Total Returns, 10 Years [Percent]	10.27%
Nationwide Destination Future | JanusAspenSeriesJanusHendersonGlobalSustainableEquityPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Nationwide Destination Future | JanusAspenSeriesJanusHendersonGlobalTechnologyandInnovationPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	31.76%
Average Annual Total Returns, 5 Years [Percent]	17.80%
Average Annual Total Returns, 10 Years [Percent]	19.06%
Nationwide Destination Future | JanusAspenSeriesJanusHendersonOverseasPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	5.58%
Average Annual Total Returns, 5 Years [Percent]	6.95%
Average Annual Total Returns, 10 Years [Percent]	5.29%
Nationwide Destination Future | LeggMasonPartnersVariableEquityTrustClearBridgeVariableSmallCapGrowthPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	4.23%
Average Annual Total Returns, 5 Years [Percent]	5.13%
Average Annual Total Returns, 10 Years [Percent]	7.66%
Nationwide Destination Future | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	1.54%
Average Annual Total Returns, 5 Years [Percent]	1.22%
Average Annual Total Returns, 10 Years [Percent]	1.73%
Nationwide Destination Future | LincolnVariableInsuranceProductsTrustLVIPJPMorganCoreBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	1.46%
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	1.24%
Nationwide Destination Future | LordAbbettSeriesFundIncShortDurationIncomePortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	5.14%
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]	2.09%
Nationwide Destination Future | LordAbbettSeriesFundIncTotalReturnPortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	2.66%
Average Annual Total Returns, 5 Years [Percent]	0.11%
Average Annual Total Returns, 10 Years [Percent]	1.50%
Nationwide Destination Future | MFSVariableInsuranceTrustMFSNewDiscoverySeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	6.44%
Average Annual Total Returns, 5 Years [Percent]	4.71%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Nationwide Destination Future | MFSVariableInsuranceTrustMFSTotalReturnBondSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Total Return Bond Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	2.33%
Average Annual Total Returns, 5 Years [Percent]	0.14%
Average Annual Total Returns, 10 Years [Percent]	1.64%
Nationwide Destination Future | MFSVariableInsuranceTrustMFSUtilitiesSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Utilities Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Nationwide Destination Future | MFSVariableInsuranceTrustIIMFSBlendedResearchCoreEquityPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	25.18%
Average Annual Total Returns, 5 Years [Percent]	14.86%
Average Annual Total Returns, 10 Years [Percent]	12.04%
Nationwide Destination Future | MFSVariableInsuranceTrustIIMFSInternationalGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	8.76%
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	7.56%
Nationwide Destination Future | MFSVariableInsuranceTrustIIIMFSGlobalRealEstatePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(2.92%)
Average Annual Total Returns, 5 Years [Percent]	0.66%
Average Annual Total Returns, 10 Years [Percent]	4.47%
Nationwide Destination Future | MFSVariableInsuranceTrustIIIMFSLimitedMaturityPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.02%
Average Annual Total Returns, 5 Years [Percent]	2.03%
Average Annual Total Returns, 10 Years [Percent]	1.92%
Nationwide Destination Future | MFSVariableInsuranceTrustIIIMFSMidCapValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	13.52%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	8.78%
Nationwide Destination Future | MorganStanleyVariableInsuranceFundIncGrowthPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	46.20%
Average Annual Total Returns, 5 Years [Percent]	13.33%
Average Annual Total Returns, 10 Years [Percent]	15.26%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITAllspringDiscoveryFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	18.08%
Average Annual Total Returns, 5 Years [Percent]	6.18%
Average Annual Total Returns, 10 Years [Percent]	8.75%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITAmericanFundsAssetAllocationFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	16.00%
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	7.91%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITAmericanFundsBondFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	0.82%
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	1.28%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITAmericanFundsGlobalGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.23%
Average Annual Total Returns, 5 Years [Percent]	9.33%
Average Annual Total Returns, 10 Years [Percent]	10.30%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITAmericanFundsGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	31.15%
Average Annual Total Returns, 5 Years [Percent]	18.38%
Average Annual Total Returns, 10 Years [Percent]	16.13%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITAmericanFundsGrowthIncomeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	23.76%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	11.78%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITAmundiMultiSectorBondFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Amundi Asset Management, US
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	5.12%
Average Annual Total Returns, 10 Years [Percent]	4.38%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITBlackRockEquityDividendFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	9.57%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	8.25%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITBlackRockManagedGlobalAllocationFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and Nationwide Asset Management, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	7.36%
Average Annual Total Returns, 5 Years [Percent]	4.10%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITBlueprintRAggressiveFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	15.36%
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	8.35%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITBlueprintRBalancedFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	9.25%
Average Annual Total Returns, 5 Years [Percent]	5.40%
Average Annual Total Returns, 10 Years [Percent]	5.24%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITBlueprintRCapitalAppreciationFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	12.53%
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	6.86%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITBlueprintRConservativeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.10%
Average Annual Total Returns, 5 Years [Percent]	2.47%
Average Annual Total Returns, 10 Years [Percent]	3.01%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITBlueprintRManagedGrowthIncomeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	8.71%
Average Annual Total Returns, 5 Years [Percent]	4.03%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITBlueprintRManagedGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.08%
Average Annual Total Returns, 5 Years [Percent]	5.58%
Average Annual Total Returns, 10 Years [Percent]	5.29%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITBlueprintRModerateFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.94%
Average Annual Total Returns, 5 Years [Percent]	6.58%
Average Annual Total Returns, 10 Years [Percent]	6.15%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITBlueprintRModeratelyAggressiveFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.69%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITBlueprintRModeratelyConservativeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	7.82%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	4.56%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITBNYMellonDynamicUSCoreFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	22.50%
Average Annual Total Returns, 5 Years [Percent]	12.62%
Average Annual Total Returns, 10 Years [Percent]	12.92%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITBNYMellonDynamicUSEquityIncomeClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.12%
Average Annual Total Returns, 5 Years [Percent]	10.95%
Average Annual Total Returns, 10 Years [Percent]	9.16%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITBNYMellonDynamicUSEquityIncomeClassZMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	15.13%
Average Annual Total Returns, 5 Years [Percent]	10.95%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITCalvertEquityFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	8.47%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	8.36%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITDoubleLineTotalReturnTacticalFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	3.18%
Average Annual Total Returns, 5 Years [Percent]	(0.46%)
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITFidelityInstitutionalAMEmergingMarketsFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	(2.88%)
Average Annual Total Returns, 10 Years [Percent]	1.04%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITFidelityInstitutionalAMRWorldwideFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.06%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITGovernmentBondFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	0.81%
Average Annual Total Returns, 5 Years [Percent]	(1.04%)
Average Annual Total Returns, 10 Years [Percent]	0.23%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITGovernmentMoneyMarketFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	4.62%
Average Annual Total Returns, 5 Years [Percent]	2.06%
Average Annual Total Returns, 10 Years [Percent]	1.32%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITInternationalEquityFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	11.01%
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	5.77%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITInternationalIndexFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	2.89%
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	4.72%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITInvescoSmallCapGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	20.92%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	9.86%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITInvestorDestinationsAggressiveFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	12.63%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	7.48%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITInvestorDestinationsBalancedFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	7.79%
Average Annual Total Returns, 5 Years [Percent]	4.17%
Average Annual Total Returns, 10 Years [Percent]	4.73%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITInvestorDestinationsCapitalAppreciationFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	10.47%
Average Annual Total Returns, 5 Years [Percent]	5.82%
Average Annual Total Returns, 10 Years [Percent]	6.24%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITInvestorDestinationsConservativeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	3.82%
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	2.52%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITInvestorDestinationsManagedGrowthIncomeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	7.60%
Average Annual Total Returns, 5 Years [Percent]	3.10%
Average Annual Total Returns, 10 Years [Percent]	3.78%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITInvestorDestinationsManagedGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	9.12%
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	4.94%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITInvestorDestinationsModerateFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.02%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	5.46%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITInvestorDestinationsModeratelyAggressiveFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.21%
Average Annual Total Returns, 5 Years [Percent]	6.47%
Average Annual Total Returns, 10 Years [Percent]	6.81%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITInvestorDestinationsModeratelyConservativeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	6.09%
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITiSharesFixedIncomeETFFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	0.81%
Average Annual Total Returns, 5 Years [Percent]	(0.81%)
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITiSharesGlobalEquityETFFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	15.57%
Average Annual Total Returns, 5 Years [Percent]	10.43%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITJPMorganDigitalEvolutionStrategyFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	36.93%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITJPMorganInflationManagedFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.75%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITJPMorganUSEquityFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	23.66%
Average Annual Total Returns, 5 Years [Percent]	15.28%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITJacobsLevyLargeCapCoreFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	21.48%
Average Annual Total Returns, 5 Years [Percent]	12.20%
Average Annual Total Returns, 10 Years [Percent]	11.72%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITJacobsLevyLargeCapGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	25.86%
Average Annual Total Returns, 5 Years [Percent]	21.95%
Average Annual Total Returns, 10 Years [Percent]	16.58%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITLoomisCoreBondFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	1.12%
Average Annual Total Returns, 5 Years [Percent]	(0.97%)
Average Annual Total Returns, 10 Years [Percent]	1.09%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITLoomisShortTermBondFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	5.06%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	1.55%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITLoomisShortTermHighYieldFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	6.28%
Average Annual Total Returns, 5 Years [Percent]	3.33%
Average Annual Total Returns, 10 Years [Percent]	4.52%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITManagedAmericanFundsAssetAllocationFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	16.13%
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	7.12%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITManagedAmericanFundsGrowthIncomeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	21.33%
Average Annual Total Returns, 5 Years [Percent]	10.82%
Average Annual Total Returns, 10 Years [Percent]	10.29%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITMidCapIndexFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	13.25%
Average Annual Total Returns, 5 Years [Percent]	9.67%
Average Annual Total Returns, 10 Years [Percent]	9.03%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITMultiManagerSmallCapValueFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	6.29%
Average Annual Total Returns, 5 Years [Percent]	8.35%
Average Annual Total Returns, 10 Years [Percent]	6.52%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITMultiManagerSmallCompanyFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	10.66%
Average Annual Total Returns, 10 Years [Percent]	9.45%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITNASDAQ100IndexFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.72%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITNSPartnersInternationalFocusedGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners Ltd
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(1.72%)
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	3.47%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITPutnamInternationalValueFundClassZMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	4.10%
Average Annual Total Returns, 5 Years [Percent]	5.47%
Average Annual Total Returns, 10 Years [Percent]	3.84%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITSP500IndexFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	24.35%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	12.55%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITSmallCapIndexFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]	6.86%
Average Annual Total Returns, 10 Years [Percent]	7.32%
Nationwide Destination Future | NationwideVariableInsuranceTrustNVITVictoryMidCapValueFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	8.49%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	7.00%
Nationwide Destination Future | NewYorkLifeInvestmentsVPFundsTrustNYLIVPMacKayConvertiblePortfolioService2ClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Convertibles
Portfolio Company Name [Text Block]	New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	MacKay Shields LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.26%
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Nationwide Destination Future | PIMCOVariableInsuranceTrustAllAssetPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Current Expenses [Percent]	2.37%
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	4.31%
Average Annual Total Returns, 10 Years [Percent]	4.25%
Nationwide Destination Future | PIMCOVariableInsuranceTrustCommodityRealReturnStrategyPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	2.38%
Average Annual Total Returns, 1 Year [Percent]	3.97%
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	1.55%
Nationwide Destination Future | PIMCOVariableInsuranceTrustEmergingMarketsBondPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	7.42%
Average Annual Total Returns, 5 Years [Percent]	0.82%
Average Annual Total Returns, 10 Years [Percent]	3.27%
Nationwide Destination Future | PIMCOVariableInsuranceTrustIncomePortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	2.61%
Nationwide Destination Future | PIMCOVariableInsuranceTrustInternationalBondPortfolioUSDollarHedgedAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	5.36%
Average Annual Total Returns, 5 Years [Percent]	1.24%
Average Annual Total Returns, 10 Years [Percent]	2.41%
Nationwide Destination Future | PIMCOVariableInsuranceTrustInternationalBondPortfolioUnhedgedAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(3.50%)
Average Annual Total Returns, 5 Years [Percent]	(3.26%)
Average Annual Total Returns, 10 Years [Percent]	(0.84%)
Nationwide Destination Future | PIMCOVariableInsuranceTrustLowDurationPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	4.39%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.18%
Nationwide Destination Future | PIMCOVariableInsuranceTrustRealReturnPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Real Return Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	2.03%
Average Annual Total Returns, 5 Years [Percent]	1.83%
Average Annual Total Returns, 10 Years [Percent]	2.05%
Nationwide Destination Future | PIMCOVariableInsuranceTrustShortTermPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	5.95%
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	2.30%
Nationwide Destination Future | PutnamVariableTrustPutnamVTGeorgePutnamBalancedFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.73%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	8.60%
Nationwide Destination Future | PutnamVariableTrustPutnamVTInternationalEquityFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	2.97%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	4.74%
Nationwide Destination Future | PutnamVariableTrustPutnamVTLargeCapValueFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	19.14%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Nationwide Destination Future | PutnamVariableTrustPutnamVTSustainableLeadersFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	23.02%
Average Annual Total Returns, 5 Years [Percent]	13.72%
Average Annual Total Returns, 10 Years [Percent]	13.50%
Nationwide Destination Future | TRowePriceEquitySeriesIncTRowePriceHealthSciencesPortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	1.42%
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	8.20%
Nationwide Destination Future | TRowePriceEquitySeriesIncTRowePriceMidCapGrowthPortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	9.04%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	9.85%
Nationwide Destination Future | VanEckVIPTrustVanEckVIPGlobalGoldFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	14.41%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	6.69%
Nationwide Destination Future | VanEckVIPTrustVanEckVIPGlobalResourcesFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(3.09%)
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	0.57%
Nationwide Destination Future | VictoryVariableInsuranceFundsIIVictoryPioneerFundVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	22.31%
Average Annual Total Returns, 5 Years [Percent]	14.86%
Average Annual Total Returns, 10 Years [Percent]	13.05%
Nationwide Destination Future | VirtusVariableInsuranceTrustVirtusDuffPhelpsRealEstateSecuritiesSeriesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co., an affiliate of VIA.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	10.92%
Average Annual Total Returns, 5 Years [Percent]	5.58%
Average Annual Total Returns, 10 Years [Percent]	6.12%
Nationwide Destination Future | EnhancedSurrenderValueforTerminalIllnessMember
Prospectus:
Name of Benefit [Text Block]	Enhanced Surrender Value for Terminal Illness
Purpose of Benefit [Text Block]	Early payment of death benefit (applicable to optional death benefits)
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Benefit is available after the first Contract Anniversary● Annuitant (or co-annuitant) must be terminally ill● Requires full surrender of the contract● Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Enhanced Surrender Value for Terminal Illness
Operation of Benefit [Text Block]	Enhanced Surrender Value for Terminal Illness If an optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Example:
Mr. V, who has owned his contract for 4 years, was recently diagnosed with a terminal illness and wishes to surrender his contract. Under the Enhanced Surrender Value for
Terminal Illness, assuming all conditions were met, upon surrender of the contract,
Nationwide will pay Mr. V his Contract Value and an additional amount necessary to equal the death benefit that Mr. V elected.

Under this provision, no enhanced surrender value will be paid unless: •The same person is named as Contract Owner and as Annuitant since Contract issuance, and •The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis. Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Nationwide Destination Future | AssetRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic reallocation of assets on a predetermined percentage basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Assets in the Fixed Account are excluded from the program
Name of Benefit [Text Block]	Asset Rebalancing (see Contract Owner Services)
Operation of Benefit [Text Block]	Asset Rebalancing Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing. Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions). Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing. Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Calculation Method of Benefit [Text Block]
Example:
Mr. C elects to participate in Asset Rebalancing and has instructed his Contract Value be allocated as follows: 40% to Sub-Account A, 40% to Sub-Account B, and 20% to Sub-
Account C. Mr. C elects to rebalance quarterly. Each quarter, Nationwide will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected
Sub-Accounts so that his 40%/40%/20% allocation remains intact.

Nationwide Destination Future | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging (see Contract Owner Services)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Transfers are only permitted from the Fixed Account and a limited number of Sub-Accounts● Transfers may not be directed to the Fixed Account● Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested
Name of Benefit [Text Block]	Dollar Cost Averaging (see Contract Owner Services)
Operation of Benefit [Text Block]	Dollar Cost AveragingDollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss. Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available): •Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II •Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II•Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II •PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Classor to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available. Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Calculation Method of Benefit [Text Block]
Example:
Ms. T elects to participate in Dollar Cost Averaging and has transferred $25,000 to an eligible Sub-Account (Sub-Account S) that will serve as the source investment option for her
Dollar Cost Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $500 to Sub-Account L and $1,000 to Sub-Account M. Each month,
Nationwide will automatically transfer $1,500 from Sub-Account S and allocate $1,000 to
Sub-Account M and $500 to Sub-Account L.

Nationwide Destination Future | EnhancedFixedAccountDollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Transfers are only permitted from the Fixed Account● Only new purchase payments to the contract are eligible for the program● Transfers may not be directed to the Fixed Account
Name of Benefit [Text Block]	Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)
Operation of Benefit [Text Block]	Enhanced Fixed Account Dollar Cost Averaging Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss. Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect. Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Calculation Method of Benefit [Text Block]
Example:
Mr. E elects to participate in Enhanced Fixed Account Dollar Cost Averaging and has
allocated new purchase payments of $22,000 to the Fixed Account, which will receive an enhanced interest crediting rate. He would like the Enhanced Fixed Account Dollar Cost
Averaging transfers to be allocated as follows: $1,000 to Sub-Account L and $1,000 to Sub-
Account M. Each month, Nationwide will automatically transfer $2,000 from the Fixed
Account and allocate $1,000 to Sub-Account M and $1,000 to Sub-Account L.

Nationwide Destination Future | DollarCostAveragingforLivingBenefitsMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging for Living Benefits (see Contract Owner Services)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Only available for contracts that elect a living benefit● Transfers are only permitted from the Fixed Account● Only new purchase payments to the contract are eligible for the program● Only those investment options available with the elected living benefit are eligible for the program● Once elected, no transfers among or between Sub-Accounts are permitted until the program is completed or terminated
Name of Benefit [Text Block]	Dollar Cost Averaging for Living Benefits (see Contract Owner Services)
Operation of Benefit [Text Block]	Dollar Cost Averaging for Living Benefits Nationwide may periodically offer Dollar Cost Averaging programs with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits.If a Contract Owner elected Custom Choice, Dollar Cost Averaging for Living Benefits transfers will be allocated to the Sub-Accounts in the same percentages as the most recent allocations for the contract’s Custom Choice portfolio.Refer to Appendix A: Underlying Mutual Funds Available Under the Contract for the investment options available for the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max. Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Calculation Method of Benefit [Text Block]
Example:
Ms. S, who has elected a living benefit, elects to participate in Dollar Cost Averaging for
Living Benefits and has allocated new purchase payments of $22,000 to the Fixed Account.
She would like the Dollar Cost Averaging for Living Benefits transfers to be allocated as follows: $1,000 to Sub-Account L and $1,000 to Sub-Account M, both of which are permitted Sub-Accounts in the living benefit that Ms. S elected. Each month, Nationwide will automatically transfer $2,000 from the Fixed Account and allocate $1,000 to Sub-Account M and $1,000 to Sub-Account L.

Nationwide Destination Future | FixedAccountInterestOutDollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Fixed Account Interest Out Dollar Cost Averaging (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic transfer of interest earned on Fixed Account allocations
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Transfers may not be directed to the Fixed Account
Name of Benefit [Text Block]	Fixed Account Interest Out Dollar Cost Averaging (see Contract Owner Services)
Operation of Benefit [Text Block]	Fixed Account Interest Out Dollar Cost Averaging Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss. Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Calculation Method of Benefit [Text Block]
Example:
Mr. V elects to participate in Fixed Account Interest Out Dollar Cost Averaging and has
allocated new purchase payments of $25,000 to the Fixed Account. He would like the Fixed
Account Interest Out Dollar Cost Averaging transfers to be allocated as follows: 50% to Sub-
Account L and 50% to Sub-Account M. Each month, Nationwide will automatically transfer the interest credited to the Fixed Account allocations to Sub-Account M and Sub-Account L on a 50%/50% basis.

Nationwide Destination Future | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic withdrawals of Contract Value on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Withdrawals must be at least $100 each
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Operation of Benefit [Text Block]	Systematic Withdrawals Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center. The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise. Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments. A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge). The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge). Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.Contract Owners should fully understand the impact of taking Systematic Withdrawals if they have elected the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max. Systematic Withdrawals are subject to the same terms and conditions under one of these optional benefits as manual withdrawals. As such, a Systematic Withdrawal may initiate Lifetime Withdrawals and could be an excess withdrawal depending on the facts and circumstances. Systematic Withdrawals will continue to be taken for as long as the instructions remain in effect, even if there are negative consequences. Contract Owners should consult with a financial professional before initiating Systematic Withdrawals.
Calculation Method of Benefit [Text Block]
Example:
Ms. H elects to take Systematic Withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Sub-Accounts, so each quarter,
Nationwide will withdraw $5,000 from Ms. H’s contract proportionally from each Sub-
Account, and will mail her a check or wire the funds to the financial institution of her choice.

Nationwide Destination Future | CustomChoiceAssetRebalancingServiceMember
Prospectus:
Name of Benefit [Text Block]	Custom Choice Asset Rebalancing Service (see Contract Owner Services)
Purpose of Benefit [Text Block]	Customizable asset allocation tool with automatic reallocation on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Only available for contracts that elect Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max● During the program, cannot participate in other asset allocation or asset rebalancing programs● Allocation limitations exist based on asset class
Name of Benefit [Text Block]	Custom Choice Asset Rebalancing Service (see Contract Owner Services)
Operation of Benefit [Text Block]	Custom Choice Asset Rebalancing Service For Contract Owners that have elected the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max option, Nationwide makes available the Custom Choice Asset Rebalancing Service ("Custom Choice") at no extra charge. Custom Choice is an asset allocation framework that Contract Owners can use to build their own customized portfolio of investments, subject to the applicable fund category (Groups A, B, and C) allocation limitations (see Appendix A: Underlying Mutual Funds Available Under the Contract). Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and specialty funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Choice will result in a profit or protect against loss in a declining market. Enrolling in Custom Choice To participate in Custom Choice, eligible Contract Owners may enroll by submitting the proper Custom Choice administrative form to the Service Center in good order. While Custom Choice is elected, Contract Owners cannot participate in any asset reallocation or asset rebalancing program other than as permitted by Custom Choice, as described below. Only one Custom Choice program may be created and in effect at a time, and the entire Contract Value must participate in Custom Choice. At the time of enrollment, the Contract Owner selects from the specific Sub-Accounts (classified according to Groups A, B, and C) and directs their investment percentages within the applicable allocation limitations, enabling the Contract Owner to create their own unique "Custom Choice" portfolio. The specific Sub-Accounts comprising Groups A, B and C and the current allocation limitations are identified in the enrollment form. Nationwide considers several criteria when assigning or modifying the underlying mutual fund availability within Custom Choice. Those criteria include some, or all, of the following: investment objectives, investment process, risk characteristics and expected fund volatility, investment capabilities, investment consistency, fund expenses, asset class coverage, and the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy. Nationwide also considers, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Nationwide evaluates current market conditions and product pricing when determining the percentage allocations for Groups A, B, and C. The specific Sub-Accounts comprising Groups A, B, and C and the current allocation limitations are identified in Appendix A: Underlying Mutual Funds Available Under the Contract. Note: Contract Owners should consult with a qualified financial professional regarding the use of Custom Choice and to determine which Sub-Accounts and investment percentages are appropriate for them. Once enrollment is complete, the contract’s Custom Choice portfolio is static. This means that the investment percentages allocated to each Sub-Account are not monitored or adjusted to reflect changing market conditions, except for quarterly rebalancing or other Contract Owner driven changes, as described below. This prospectus only discloses the current Sub-Accounts comprising Groups A, B, and C, and the current allocation limitations. Note: Nationwide may subsequently change allocation limitations and/or Sub-Accounts within Groups A, B, and C; the changes will apply only to new enrollees in Custom Choice and existing participants in Custom Choice that implement a change to their Custom Choice portfolio after the change implementation date. Sub-Accounts may also become unavailable due to a change impacting the availability of an underlying mutual fund under the contract (see The Sub-Accounts and Underlying Mutual Funds). Quarterly Rebalancing At the end of each calendar quarter, Nationwide will automatically reallocate the Contract Values in each Sub-Account to make the Contract Values in each Sub-Account match the previously selected investment percentages. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Quarterly rebalancing is not considered a transfer event. Changing Custom Choice Allocations Contract Owners enrolled in Custom Choice may change the specified Sub-Accounts and/or the investment percentages at any time while their Custom Choice program is in effect. Any such changes will be subject to the allocation limitations applicable to new enrollees in Custom Choice. To implement changes, Contract Owners must submit new allocation instructions via written request and in good order (on Nationwide’s administrative form) to the Service Center, or by calling the Service Center. Any changes will count as a transfer event, as described in the Transfer Restrictions provision. Nationwide reserves the right to limit the number of allocation changes a Contract Owner can make each year. Terminating Participation in Custom Choice Contract Owners can terminate participation in Custom Choice by submitting a written request to the Service Center or by calling the Service Center. For the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max option as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Calculation Method of Benefit [Text Block]
Example:
Mr. U elected a living benefit that permits use of Custom Choice Asset Rebalancing Service and elects to enroll in the service. At the time of enrollment, allocation limitations are 40%-
100% to Group A, 0%-60% to Group B, and 0%-10% to Group C. He selects two Sub-
Accounts from Group A (30% each), two Sub-Accounts from Group B (15% each), and one
Sub-Account from Group C (10%). Each quarter, Nationwide will automatically rebalance
Mr. U’s Contract Value by transferring Contract Value among the five elected Sub-Accounts so that his allocation percentages remain intact.

Nationwide Destination Future | StaticAssetAllocationModelMember
Prospectus:
Name of Benefit [Text Block]	Static Asset Allocation Model (see Contract Owner Services)
Purpose of Benefit [Text Block]	Preset asset allocation models with periodic rebalancing
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Only available for contracts that elect a living benefit● Availability may be restricted based on the living benefit elected● The entire Contract Value must be allocated to the elected model
Name of Benefit [Text Block]	Static Asset Allocation Model (see Contract Owner Services)
Operation of Benefit [Text Block]	Static Asset Allocation ModelsFor Contract Owners that have elected the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max, Nationwide makes available as a permitted investment option the Static Asset Allocation Model(s) listed in Appendix A: Underlying Mututal Funds Available Under the Contract.The permitted investment options, including the available Static Asset Allocation Models, are more conservative than those that are not permitted, and help Nationwide manage the likelihood that Lifetime Withdrawals will be paid from Nationwide’s General Account. The availability of some models may be restricted. Nationwide reserves the right to discontinue one or more Static Asset Allocation Models, or a model may otherwise become unavailable due to a change impacting the availability of an underlying mutual fund under the contract (see The Variable Account and Underlying Mutual Funds).A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the Sub-Accounts investing in the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model. A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model. With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event. In the event an underlying mutual fund that is part of a Static Asset Allocation Model liquidates, merges, or otherwise becomes unavailable due to activities outside of Nationwide’s control, the replacement underlying mutual fund will become part of the Static Asset Allocation Model and the model will continue to operate as described herein. All affected Contract Owners will be notified in the event of such a change that impacts a Static Asset Allocation Model. Nationwide will interpret a Contract Owner’s continued allocation to the elected Static Asset Allocation Model after the merger, liquidation, or other transaction as an affirmative election of the modified Static Asset Allocation Model for purposes of existing allocations, future allocations, and quarterly rebalancing. For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds Available Under the Contract.
Calculation Method of Benefit [Text Block]
Example:
Mr. Y, who elected a living benefit, elects a Static Asset Allocation Model, the XYZ Option
(33% Sub-Account X, 33% Sub-Account Y, and 34% Sub-Account Z). As a result, Mr. Y’s entire Contract Value will be allocated as follows: 33% Sub-Account X, 33% Sub-Account Y, and 34% Sub-Account Z. Each quarter, Nationwide will automatically rebalance Mr. Y’s
Contract Value by transferring Contract Value among the Sub-Accounts so that the selected
Static Asset Allocation Model percentages remain intact.

Nationwide Destination Future | ReturnofPremiumDeathBenefitOptionMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.10%
Name of Benefit [Text Block]	Return of Premium Death Benefit Option
Purpose of Benefit [Text Block]	Enhanced death benefit
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.10%
Brief Restrictions / Limitations [Text Block]	● Annuitant must be 85 or younger at application● May not be elected if another death benefit option is elected● Must be elected at application● Election is irrevocable● Certain ownership changes and assignments could reduce the death benefit● Nationwide may limit purchase payments to $1,000,000● Death benefit calculation is adjusted if purchase payments exceed $3,000,000
Name of Benefit [Text Block]	Return of Premium Death Benefit Option
Operation of Benefit [Text Block]	Standard Death Benefit (Return of Contract Value)If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of: (1)the Contract Value; or (2)the total of all purchase payments, less an adjustment for amounts withdrawn.If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of: (1)the Contract Value; or (2)the total of all purchase payments, less an adjustment for amounts withdrawn.
Calculation Method of Benefit [Text Block]	Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the
Return of Premium Death Benefit Option. On the date of Ms. P’s death, her Contract Value
= $24,000 and her total purchase payments (adjusted for amounts withdrawn) = $26,000.
The death benefit for Ms. P’s contract will equal $26,000.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the
Return of Premium Death Benefit Option. On the date of Ms. P’s death, her Contract Value
= $3,500,000, her total purchase payments (adjusted for amounts withdrawn) = $4,000,000, and F = $3,000,000 / $4,000,000 or 0.75. The death benefit for Ms. P’s contract is determined as follows:

(A x F) + B(1 - F), which is
($4,000,000 x 0.75) + $3,500,000(1 - 0.75), which is
$3,000,000 + $875,000
The death benefit for Ms. P’s contract is $3,875,000.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value. Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value. Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Nationwide Destination Future | ReturnofPremiumDeathBenefitOptionwithSpousalProtectionMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Name of Benefit [Text Block]	Return of Premium Death Benefit Option with Spousal Protection
Purpose of Benefit [Text Block]	Enhanced death benefit
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Brief Restrictions / Limitations [Text Block]	● Annuitant must be 85 or younger at application● May not be elected if another death benefit option is elected● Must be elected at application● Election is irrevocable● Certain ownership changes and assignments could reduce the death benefit● Nationwide may limit purchase payments to $1,000,000● Death benefit calculation is adjusted if purchase payments exceed $3,000,000Spousal Protection:● Not applicable to Charitable Remainder Trusts● One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner● For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner● Only available to Contract Owner’s spouse● Spouses must be Co-Annuitants● Both spouses must be 85 or younger at contract issuance● Spouses must be named as beneficiaries● No other person may be named as Contract Owner, Annuitant, or primary beneficiary● Benefit is forfeited if certain changes to the parties or assignments are made
Name of Benefit [Text Block]	Return of Premium Death Benefit Option with Spousal Protection
Operation of Benefit [Text Block]	Return of Premium Death Benefit Option with Spousal ProtectionFor an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Death Benefit Option with Spousal Protection (as used herein, "premium" means purchase payments made to the contract), which provides a death benefit that is the greater of (i) Contract Value or (ii) purchase payments less an adjustment for withdrawals. This option includes the Spousal Protection benefit, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Return of Premium Death Benefit Option with Spousal Protection is only available for contracts with Annuitants age 85 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the
Return of Premium Death Benefit Option with Spousal Protection. On the date of Ms. P’s death, her Contract Value = $24,000 and her total purchase payments (adjusted for amounts withdrawn) = $26,000. The death benefit for Ms. P’s contract will equal $26,000.

Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the
Return of Premium Death Benefit Option with Spousal Protection. On the date of Ms. P’s death, her Contract Value = $3,500,000, her total purchase payments (adjusted for amounts withdrawn) = $4,000,000, and F = $3,000,000 / $4,000,000 or 0.75. The death benefit for
Ms. P’s contract is determined as follows:

(A x F) + B(1 - F), which is
($4,000,000 x 0.75) + $3,500,000(1 - 0.75), which is
$3,000,000 + $875,000

Nationwide Destination Future | HighestAnniversaryValueDeathBenefitOptionMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit Option
Purpose of Benefit [Text Block]	Enhanced death benefit
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Brief Restrictions / Limitations [Text Block]	● Annuitant must be 80 or younger at application● May not be elected if another death benefit option is elected● Must be elected at application● Election is irrevocable● Certain ownership changes and assignments could reduce the death benefit● Nationwide may limit purchase payments to $1,000,000● Death benefit calculation is adjusted if purchase payments exceed $3,000,000
Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit Option
Calculation Method of Benefit [Text Block]
Example:
For an example of how the Highest Anniversary Value Death Benefit Option is calculated, see Appendix E: Highest Anniversary Value Death Benefit Option Example
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the
Highest Anniversary Value Death Benefit Option. On the date of Ms. P’s death, her Contract
Value = $3,500,000, her total purchase payments = $4,000,000, and A = $4,300,000.
Therefore, F = $3,000,000 / $4,000,000 or 0.75, and the death benefit for Ms. P’s contract is determined as follows:

(A x F) + B(1 - F), which is
($4,300,000 x 0.75) + $3,500,000(1 - 0.75), which is
$3,225,000 + $875,000
The death benefit for Ms. P’s contract is $4,100,000.

Nationwide Destination Future | HighestAnniversaryValueDeathBenefitOptionwithSpousalProtectionMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit Option with Spousal Protection
Purpose of Benefit [Text Block]	Enhanced death benefit
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Brief Restrictions / Limitations [Text Block]	● Annuitant must be 80 or younger at application● May not be elected if another death benefit option is elected● Must be elected at application● Election is irrevocable● Certain ownership changes and assignments could reduce the death benefit● Nationwide may limit purchase payments to $1,000,000● Death benefit calculation is adjusted if purchase payments exceed $3,000,000Spousal Protection:● Not applicable to Charitable Remainder Trusts● One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner● For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner● Only available to Contract Owner’s spouse● Spouses must be Co-Annuitants● Both spouses must be 80 or younger at contract issuance● Spouses must be named as beneficiaries● No other person may be named as Contract Owner, Annuitant, or primary beneficiary● Benefit is forfeited if certain changes to the parties or assignments are made
Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit Option with Spousal Protection
Operation of Benefit [Text Block]	Highest Anniversary Value Death Benefit Option with Spousal ProtectionFor an additional charge at an annualized rate of 0.50% of the Daily Net Assets, an applicant can elect the Highest Anniversary Value Death Benefit Option with Spousal Protection. This option includes the Spousal Protection benefit, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Highest Anniversary Value Death Benefit Option with Spousal Protection is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
Calculation Method of Benefit [Text Block]
Example:
For an example of how the Highest Anniversary Value Death Benefit Option with Spousal
Protection is calculated, see Appendix F: Highest Anniversary Value Death Benefit Option
with Spousal Protection Example

Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the
Highest Anniversary Value Death Benefit Option with Spousal Protection. On the date of
Ms. P’s death, her Contract Value = $3,500,000, her total purchase payments = $4,000,000, and A = $4,300,000. Therefore, F = $3,000,000 / $4,000,000 or 0.75, and the death benefit for Ms. P’s contract is determined as follows:

(A x F) + B(1 - F), which is
($4,300,000 x 0.75) + $3,500,000(1 - 0.75), which is
$3,225,000 + $875,000
The death benefit for Ms. P’s contract is $4,100,000.

Nationwide Destination Future | NationwideLifetimeIncomeRiderPlusCoreMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense, Footnotes [Text Block]	Currently, for applications signed on or after February 12, 2024, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.45% of the Current Income Benefit Base, and for applications signed before February 12, 2024, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Core
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense, Footnotes [Text Block]	Currently, for applications signed on or after February 12, 2024, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.45% of the Current Income Benefit Base, and for applications signed before February 12, 2024, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	● May not be elected if another living benefit is elected● Must be elected at application● Election is irrevocable● Not available for beneficially owned contracts● Investment limitations● Current charge could change● Nationwide may limit subsequent purchase payments● Certain ownership changes and assignments could terminate the benefit● Determining life must be between 45 and 85 at application● Determining life cannot be changed● Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Core
Nationwide Destination Future | JointOptionfortheNationwideLifetimeIncomeRiderPlusCoreMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Optional Benefit Expense, Footnotes [Text Block]	Currently, for applications signed on or after February 12, 2024, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.15% of the Current Income Benefit Base, and for applications signed before February 12, 2024, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Core
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Optional Benefit Expense, Footnotes [Text Block]	Currently, for applications signed on or after February 12, 2024, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.15% of the Current Income Benefit Base, and for applications signed before February 12, 2024, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	● Only available if the Nationwide Lifetime Income Rider Plus Core option is elected● Must be elected at application● Limitations on revocability● Not available for beneficially owned contracts● Not available for Charitable Remainder Trusts● Only available to Contract Owner’s spouse● Both spouses must be between 45 and 85 at application● Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Core
Nationwide Destination Future | NationwideLifetimeIncomeRiderPlusAcceleratedMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense, Footnotes [Text Block]	Currently, for applications signed on or after February 12, 2024, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.45% of the Current Income Benefit Base, and for applications signed before February 12, 2024, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Accelerated
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense, Footnotes [Text Block]	Currently, for applications signed on or after February 12, 2024, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.45% of the Current Income Benefit Base, and for applications signed before February 12, 2024, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	● May not be elected if another living benefit is elected● Must be elected at application● Election is irrevocable● Not available for beneficially owned contracts● Investment limitations● Current charge could change● Nationwide may limit subsequent purchase payments● Certain ownership changes and assignments could terminate the benefit● Determining life must be between 45 and 85 at application● Determining life cannot be changed● Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Accelerated
Nationwide Destination Future | JointOptionfortheNationwideLifetimeIncomeRiderPlusAcceleratedMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Optional Benefit Expense, Footnotes [Text Block]	Currently, for applications signed on or after February 12, 2024, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.15% of the Current Income Benefit Base, and for applications signed before February 12, 2024, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Optional Benefit Expense, Footnotes [Text Block]	Currently, for applications signed on or after February 12, 2024, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.15% of the Current Income Benefit Base, and for applications signed before February 12, 2024, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	● Only available if the Nationwide Lifetime Income Rider Plus Accelerated option is elected● Must be elected at application● Limitations on revocability● Not available for beneficially owned contracts● Not available for Charitable Remainder Trusts● Only available to Contract Owner’s spouse● Both spouses must be between 45 and 85 at application● Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated
Nationwide Destination Future | NationwideLifetimeIncomeRiderPlusMaxMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense, Footnotes [Text Block]	Currently, for applications signed on or after February 12, 2024, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.45% of the Current Income Benefit Base, and for applications signed before February 12, 2024, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Max
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense, Footnotes [Text Block]	Currently, for applications signed on or after February 12, 2024, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.45% of the Current Income Benefit Base, and for applications signed before February 12, 2024, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	● May not be elected if another living benefit is elected● Must be elected at application● Election is irrevocable● Not available for beneficially owned contracts● Investment limitations● Current charge could change● Nationwide may limit subsequent purchase payments● Certain ownership changes and assignments could terminate the benefit● Determining life must be between 45 and 85 at application● Determining life cannot be changed● Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Max
Nationwide Destination Future | JointOptionfortheNationwideLifetimeIncomeRiderPlusMaxMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Optional Benefit Expense, Footnotes [Text Block]	Currently, for applications signed on or after February 12, 2024, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.15% of the Current Income Benefit Base, and for applications signed before February 12, 2024, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Max
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Optional Benefit Expense, Footnotes [Text Block]	Currently, for applications signed on or after February 12, 2024, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.15% of the Current Income Benefit Base, and for applications signed before February 12, 2024, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	● Only available if the Nationwide Lifetime Income Rider Plus Max option is elected● Must be elected at application● Limitations on revocability● Not available for beneficially owned contracts● Not available for Charitable Remainder Trusts● Only available to Contract Owner’s spouse● Both spouses must be between 45 and 85 at application● Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Max
Nationwide Destination Future | ReturnofPremiumEnhancedDeathBenefitOptionMember
Prospectus:
Operation of Benefit [Text Block]	Return of Premium Death Benefit OptionFor an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the Return of Premium Death Benefit Option (as used herein, "premium" means purchase payments made to the contract), which provides a death benefit that is the greater of (i) Contract Value or (ii) purchase payments less an adjustment for withdrawals. The Return of Premium Death Benefit Option is only available for contracts with Annuitants age 85 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
Nationwide Destination Future | HighestAnniversaryEnhancedDeathBenefitOptionMember
Prospectus:
Operation of Benefit [Text Block]	Highest Anniversary Value Death Benefit OptionFor an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Highest Anniversary Value Death Benefit Option. The Highest Anniversary Value Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
Calculation Method of Benefit [Text Block]	If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of: (1)the Contract Value; (2)the total of all purchase payments, less an adjustment for amounts withdrawn; or (3)the highest Contract Value on any Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
A x F + B x (1 - F) Where:
A	=	The greatest of:
(1) the Contract Value;
(2) the total of all purchase payments made to the contract, less an adjustment for amounts withdrawn; and
(3)
the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.

B	=	the Contract Value;
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of: (1)the Contract Value; (2)the total of all purchase payments, less an adjustment for amounts withdrawn; or (3)the highest Contract Value on any Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
A x F + B x (1 - F) Where:
A	=	The greatest of:
(1) the Contract Value;
(2) the total of all purchase payments made to the contract, less an adjustment for amounts withdrawn; and
(3)
the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.

B	=	the Contract Value;
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Nationwide Destination Future | SpousalProtectionMember
Prospectus:
Operation of Benefit [Text Block]	Spousal ProtectionA Spousal Protection benefit is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection benefit is not available with the standard death benefit, and is not available for contracts issued as Charitable Remainder Trusts. Once elected, the Spousal Protection benefit is irrevocable. There is an additional charge for the Spousal Protection benefit. Nationwide may realize a profit from the charge assessed for this option.The benefit associated with the Spousal Protection benefit will be applied if the following conditions are met: (1)One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner; (2)The spouses must be Co-Annuitants; (3)Both spouses must meet the age requirement for the respective death benefit option at the time of application (must be age 80 or younger for the Highest Anniversary Value Death Benefit Option with Spousal Protection, or age 85 or younger for the Return of Premium Death Benefit Option with Spousal Protection); (4)Both spouses must be named as beneficiaries; (5)No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and (6)If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner). If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant. If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection benefit terminates and the Contract Owner is not permitted to cover a subsequent spouse. Additional purchase payments applied to the contract after receiving the benefit associated with the Spousal Protection benefit are subject to the CDSC provisions of the contract. However, no CDSC will apply to purchase payments applied to the contract before the death of the first spouse.
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. Her death benefit contains the Spousal Protection benefit. The death benefit on Ms. P’s contract equals $24,000.
Ms. P was married to Mr. P at the time of her death. Under the Spousal Protection benefit, assuming all conditions were met, Mr. P has the option, instead of receiving the $24,000 death benefit, to continue the contract as if it were his own. If he elects to do so, the
Contract Value, if it is lower than $24,000, will be adjusted to equal the $24,000 death benefit. From that point forward, the contract will be his and all provisions of the contract apply. Upon Mr. P’s death, his beneficiary will then receive a death benefit equal to the elected death benefit under the contract.

Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below. The Roll-up Interest Rate and Roll-up Crediting Period (discussed herein) are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see above. Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide L.inc Plus Riders will equal the greater of: (1)Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted after that Contract Anniversary; or (2)Roll-up Value: the roll-up amount, which is equal to the sum of the following calculations: (a)Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus the Roll-up Interest Rate based on the Original Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus (b)Subsequent Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments are applied through the Contract Anniversary after the Roll-up Crediting Period; plus (c)Subsequent Purchase Payments with No Roll-up: any purchase payments submitted after the Contract Anniversary after the Roll-up Crediting Period. If a Non-Lifetime Withdrawal is taken on or before the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide L.inc Plus Riders will equal the greatest of: (1)Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; (2)Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted after that Contract Anniversary; or (3)Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations: (a)Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus (b)Subsequent Purchase Payments with Roll-up: the sum of the following calculations: (aa)Before the Non-Lifetime Withdrawal: any purchase payments submitted after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments are applied through the Contract Anniversary after the Roll-up Crediting Period; plus (bb)After the Non-Lifetime Withdrawal and before the Contract Anniversary after the Roll-up Crediting Period: any purchase payments submitted on or after the Non-Lifetime Withdrawal and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments are applied through the Contract Anniversary after the Roll-up Crediting Period; plus (c)Subsequent Purchase Payments with No Roll-up: any purchase payments submitted after the Contract Anniversary after the Roll-up Crediting Period. If a Non-Lifetime Withdrawal is taken after the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide L.inc Plus Riders will equal the greatest of: (1)Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; (2)Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations: (a)Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus (b)Subsequent Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments are applied through the Contract Anniversary after the Roll-up Crediting Period; plus (c)Subsequent Purchase Payments with No Roll-up: the sum of the following calculations: (aa)After the Contract Anniversary after the Roll-up Crediting Period and before the Non-Lifetime Withdrawal: any purchase payments submitted after the Contract Anniversary after the Roll-up Crediting Period and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus (bb)After the Non-Lifetime Withdrawal: any purchase payments submitted on or after the Non-Lifetime Withdrawal; or (3)Highest Contract Value: the highest Contract Value on any Contract Anniversary after the Contract Anniversary after the Roll-up Crediting Period, plus purchase payments submitted after that Contract Anniversary. When a purchase payment is applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the duration of the Roll-up Crediting Period or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period. Non-Lifetime Withdrawal After the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide L.inc Plus Riders. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the simple interest roll-up (the Roll-up Interest Rate). However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals. A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)
Reduction to subsequent purchase payments before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
Nationwide Destination Future | SpousalProtectionFeatureMember
Prospectus:
Operation of Benefit [Text Block]	The Spousal Protection benefit may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection benefit.
Nationwide Destination Future | BeneficiaryProtectorIIOptionMember
Prospectus:
Operation of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max The Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max (collectively, the "Nationwide L.inc Plus" or "Nationwide L.inc+" Riders) are substantially similar living benefits; however, the Nationwide L.inc Plus Riders offer distinct benefits based upon differences in the applicable Roll-up Interest Rate, Roll-up Crediting Period, Lifetime Withdrawal Percentages, and/or permitted investment options, as discussed herein. The Nationwide L.inc Plus Riders provide for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed. Availability The Nationwide L.inc Plus Riders are available under the contract at the time of application. Only one optional living benefit may be elected. Once elected, the Nationwide L.inc Plus Riders are irrevocable. The Nationwide L.inc Plus Riders are not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for that Nationwide L.inc Plus Rider is elected, then the spouse may keep the applicable Nationwide L.inc Plus Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. Rider Charge In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, for applications signed on or after February 12, 2024, the charge for the Nationwide L.inc Plus Riders is 1.45% of the Current Income Benefit Base, and for applications signed before February 12, 2024, the charge for the Nationwide L.inc Plus Riders is 1.30% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide L.inc Plus Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege. Investment Restrictions Election of one of the Nationwide L.inc Plus Riders requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract, or if the Custom Choice Asset Rebalancing Service is elected (see Custom Choice Asset Rebalancing Service), all underlying mutual funds currently available in the contract are permitted subject to applicable allocation limitations of Custom Choice. For the list of available investment options, see Appendix A: Underlying Mutual Funds Available Under the Contract. Allocation requests to investment options other than those listed in the Appendix A: Underlying Mutual Funds Available Under the Contract section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Transfers Among Permitted Investment Options The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa. Subsequent Purchase Payments Currently, subsequent purchase payments are permitted under the Nationwide L.inc Plus Riders as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted. Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the restriction will apply to all Contract Owners who have purchased the Nationwide L.inc Plus Rider, and the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability in the United States economy. Nationwide will notify Contract Owners if subsequent purchase payments are no longer being accepted, and Contract Owners may contact the Service Center to find out if Nationwide will accept subsequent purchase payments. Rate Sheet Supplements for the Nationwide L.inc Plus Riders For contracts with applications signed on or after the date of the prospectus, the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the period during which that Rate Sheet Supplement remains in effect. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. However, for contracts issued on or after October 16, 2023, as described in the Rate Sheet Supplement, in the event of an intervening Rate Sheet Supplement that increases the applicable Roll-up Interest Rate and/or Lifetime Withdrawal Percentages after the date the application is signed, the new Rate Sheet Supplement in effect on the date the contract is issued may be applied to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available at https://nationwide.onlineprospectus.net/NW/vaproducts/ or on the SEC’s EDGAR system at www.sec.gov (file number: 333-235382). For contracts with applications signed prior to the date of the prospectus, see Appendix D: Historical Rates, Periods, and Percentages.Automatic Termination of the Nationwide L.inc Plus Riders Upon termination of the Nationwide L.inc Plus Riders, Nationwide will no longer assess the charge associated with the option, and all benefits associated with the Nationwide L.inc Plus Rider will terminate. In the following instances, the Nationwide L.inc Plus Riders will automatically terminate: (1)When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0; (2)On the Annuitization Date; (3)Upon the death of the determining life for contracts with no Joint Option; (4)Where permitted under state law, while the Contract Owner is living, upon an assignment or change in ownership of the Contract, except as follows: (a)The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., an individual ownership changed to the Contract Owner’s personal revocable or irrevocable trust; an individual ownership changed to the Contract Owner’s spouse’s revocable or irrevocable trust; an individual ownership changed to a court appointed guardian or conservator representing the Contract Owner; under the Joint Option if only one spouse is named as the Contract Owner, a change in ownership to the Contract Owner’s spouse; etc.); (b)Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life; (c)The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or (d)The change is merely the removal of a Contract Owner where the contract is jointly owned. (5)A full surrender of the contract. Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide L.inc Plus Riders. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their financial professional to determine how the changes impact the benefit associated with the Nationwide L.inc Plus Rider.Other Important Considerations The Nationwide L.inc Plus Riders are designed for those intending to take Lifetime Withdrawals. The benefit of the Nationwide L.inc Plus Riders will be reduced, potentially significantly, if the Contract Owner takes excess withdrawals or a Non-Lifetime Withdrawal. Other important considerations include the following: •The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide may be reduced due to the investment restrictions imposed on the Nationwide L.inc Plus Riders. •If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. Note: While the Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max provide for a higher applicable Lifetime Withdrawal Percentage when Contract Value is greater than $0, these riders can more quickly reduce your Contract Value. •If the Contract Value is equal to $0, then Lifetime Withdrawals are paid form Nationwide’s General Account. •Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability.
Calculation Method of Benefit [Text Block]	Lifetime Withdrawals At any time after a Nationwide L.inc Plus Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization. At the time of the first Lifetime Withdrawal, the Roll-up Interest Rate terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment. The applicable Lifetime Withdrawal Percentage is determined as follows: (1)Nationwide Lifetime Income Rider Plus Core – For the Nationwide Lifetime Income Rider Plus Core, the applicable Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal. In contrast to the Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max, Nationwide Lifetime Income Rider Plus Core uses a single applicable Lifetime Withdrawal Percentage, that once established, will not change for the life of the contract. (2)Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max – For the Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max, two applicable Lifetime Withdrawal Percentages are used – the first that is applicable when the Contract Value is greater than $0, and the second that becomes applicable once the Contract Value reaches $0. Both of the applicable Lifetime Withdrawal Percentages (for Contract Value greater than $0, and once Contract Value reaches $0) are determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, and once established, will not change for the life of the contract. The Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see above. For contracts that elect the Joint Option for that Nationwide L.inc Plus Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the corresponding Nationwide L.inc Plus Rider. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70½ if born before July 1, 1949). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information. At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the applicable Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the next calendar year without reducing the Current Income Benefit Base. For contracts with applications signed on or after January 1, 2022, if the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar months, including the month of issue, from the date the contract was issued to the end of the calendar year (December 31st). To determine the prorated Lifetime Withdrawal Amount, the non-prorated Lifetime Withdrawal Amount is multiplied by the following value: [(12 - the month the contract was issued represented as a number) + 1] divided by 12.
Example:
Assume a contract is issued on July 1 and a Contract Owner elects to take the first Lifetime
Withdrawal in December of the same calendar year that the contract is issued. Also assume that at the time of the first Lifetime Withdrawal the non-prorated Lifetime Withdrawal
Amount is $12,000. Here, the prorated Lifetime Withdrawal Amount would be $6,000 ((12-
7+1) months / 12 months x $12,000).

For contracts with applications signed before January 1, 2022, if the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar days from the date the contract was issued to the end of the calendar year (December 31st). To determine the prorated Lifetime Withdrawal Amount, the number of calendar days from the date the contract was issued to the end of the calendar year is divided by 365, and then that result is multiplied by the non-prorated Lifetime Withdrawal Amount.
Example:
Assume a contract is issued on July 1 and a Contract Owner elects to take the first Lifetime
Withdrawal before December 31 of the same calendar year that the contract is issued. Also assume that at the time of the first Lifetime Withdrawal the non-prorated Lifetime
Withdrawal Amount is $12,000. Here, the prorated Lifetime Withdrawal Amount would be
$6,049 (184 days ÷ 365 days x $12,000).

The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization. In addition, for the Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max, if the Contract Value reaches $0, the applicable Lifetime Withdrawal Percentage will switch from the Lifetime Withdrawal Percentage applicable when Contract Value is greater than $0 to the Lifetime Withdrawal Percentage applicable once Contract Value reaches $0, as established at the time of the first Lifetime Withdrawal. If the Contract Value reaches zero due to a Lifetime Withdrawal, or on any Contract Anniversary as a result of the Variable Account charges or the Nationwide L.inc Plus Rider charge, the Lifetime Withdrawal Percentage will not switch to the Lifetime Withdrawal Percentage applicable once Contract Value reaches $0 until the immediately subsequent calendar year.
Example:
The following is an example of the Contract Value reaching $0 due to a Lifetime Withdrawal, and the switching of the Lifetime Withdrawal Percentages for the Nationwide Lifetime
Income Rider Plus Accelerated or Nationwide Lifetime Income Rider Plus Max:

Assume a Contract Owner purchases a contract on April 1, 2020 for $100,000. On April 1, 2023, assume the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$103,929
Roll-up Interest Rate:	6.00%
Current Income Benefit Base:	$118,000
Assume the Contract Owner elects to begin lifetime income, taking the first Lifetime
Withdrawal on January 1, 2024. At the time of the first Lifetime Withdrawal, assume the applicable Lifetime Withdrawal Percentages are 5.50% for Contract Value greater than $0 and 3.00% once Contract Value reaches $0. Assuming no change to the Current Income
Benefit Base from April 1, 2023, the Lifetime Withdrawal Amount would be $6,490
($118,000 x 0.055).

Thereafter, assume the Contract Owner takes the full Lifetime Withdrawal Amount of $6,490 on January 1 of each calendar year.
On January 1, 2039, assume that the Contract Value is now $6,037. The Contract Owner can again take the full Lifetime Withdrawal Amount of $6,490 on January 1, 2039, which would then reduce the Contract Value to $0.

On January 1, 2040, assuming the Current Income Benefit Base is still $118,000, the new Lifetime Withdrawal Amount would be $3,540 ($118,000 x 0.03).
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center. Generally, each calendar year’s Lifetime Withdrawal Amount is non-cumulative, except where the Income Carryforward privilege (discussed below) applies. Unless the Income Carryforward privilege applies, a Contract Owner cannot take a previous calendar year’s Lifetime Withdrawal Amount in a subsequent calendar year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit. Income Carryforward The Nationwide L.inc Plus Riders include an Income Carryforward privilege whereby Nationwide permits a Contract Owner to withdraw any part of the Lifetime Withdrawal Amount not taken in a given calendar year (the Income Carryforward amount) in the next calendar year, and the next calendar year only. Lifetime Withdrawals first reduce any available Income Carryforward amount. In addition, the Income Carryforward amount is non-cumulative, and therefore will be forfeited if not withdrawn in the calendar year when available; the Income Carryforward amount cannot be carried over from one year to the next. Any amounts available under the Income Carryforward privilege are not treated as excess withdrawals. The Income Carryforward amount available in any given calendar year is not adjusted as a result of any additional purchase payments or reset opportunities during that year.
Example:
For an example of how the Income Carryforward feature of the L.inc Plus Riders is calculated, see Appendix G: Nationwide Lifetime Income Rider Plus Core, Nationwide
Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max
Example.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent calendar years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of: (1)the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or (2)a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:
dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base. Amounts available under the Income Carryforward privilege are not treated as excess withdrawals, and therefore withdrawals under the Income Carryforward privilege will not reduce the Current Income Benefit Base. The Nationwide L.inc Plus Riders will automatically terminate if an excess withdrawal reduces the Current Income Benefit Base to $0.
Example:
If the Current Income Benefit Base is $50,000, the Contract Value is $60,000, the Lifetime
Withdrawal Amount is $5,000, there is no Income Carryforward amount available, and a withdrawal of $55,000 is taken, then $50,000 of the amount withdrawn is an excess withdrawal ($55,000-$5,000). As a result, the Current Income Benefit Base of $50,000 is reduced by $50,000 (the dollar amount of the excess withdrawal), which is the greater of
$50,000 or $45,455 [[$50,000/($60,000-$5,000)] x $50,000], and therefore the rider terminates as the Current Income Benefit Base would be reduced to $0.

RMD Privilege In addition, currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount (plus any amount available under the Income Carryforward privilege, if applicable) without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must: (1)be at least 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70½ if born before July 1, 1949) as of the date of the request; (2)own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and (3)submit a completed administrative form in advance of the withdrawal to the Service Center. Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base. Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the then applicable Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract. Reset Opportunities Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the applicable Nationwide L.inc Plus Rider changes. In the event the current charge for, or the list of permitted investment options of the applicable Nationwide L.inc Plus Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide notice to the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the applicable Nationwide L.inc Plus Rider; and instructions on how to communicate an election to reset the benefit base. If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the applicable Nationwide L.inc Plus Rider will not change (as applicable to that particular contract). Contract Owners may cancel the automatic reset feature of the Nationwide L.inc Plus Rider by notifying Nationwide as to such election. Annuitization If the Contract Owner elects to annuitize the contract, the elected Nationwide L.inc Plus Rider will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide L.inc Plus Rider will terminate. Death of Determining Life For contracts with no Joint Option for the Nationwide L.inc Plus Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefit provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information. For contracts with the Joint Option for the Nationwide L.inc Plus Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide L.inc Plus Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection benefit. Tax Treatment Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide L.inc Plus Riders is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows: First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal represents the gain in the contract and the portion of the Lifetime Withdrawal reported as a taxable distribution. Where the gain in the contract exceeds the Lifetime Withdrawal, the full amount of the Lifetime Withdrawal will be reported as a taxable distribution. Consult a qualified tax advisor.
Nationwide Destination Future | NationwideLifetimeIncomeTrackOptionMember
Prospectus:
Calculation Method of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max At the time the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max (each the "Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the corresponding Nationwide L.inc Plus Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Nationwide L.inc Plus Rider will be that of the younger spouse.
Example:
At the time of application, Ms. J purchased the Joint Option for the Nationwide Lifetime
Income Rider Plus Core. She began taking Lifetime Withdrawals when she was 62. Three years later, Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.

The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, for applications signed on or after February 12, 2024, the charge for the Joint Option is 0.15% of the Current Income Benefit Base, and for applications signed before February 12, 2024, the charge for the Joint Option is 0.30% of the Current Income Benefit Base. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide L.inc Plus Rider. The Lifetime Withdrawal Percentages for the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max. To be eligible for the Joint Option, the following conditions must be met: (1)Both spouses must be between 45 and 85 years old at the time of application; (2)Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information); (3)If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants, except in the case of a non-natural person Contract Owner and/or Joint Owner, and where the Spousal Protection benefit is not used, the spouses must be named as the Annuitant and contingent Annuitant and as the only primary beneficiaries; (4)One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner; (5)Both spouses must be named as primary beneficiaries; (6)No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and (7)If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner). Note: The Joint Option is distinct from the Spousal Protection benefit associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide L.inc Plus Riders. In contrast, the Spousal Protection benefit is a death benefit bump-up feature associated with the death benefit. Marriage Termination If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse. If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract. Risks Associated with Electing the Joint Option There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if: (1)the Contract Owner’s spouse (Co-Annuitant) dies before him/her; (2)the contract is annuitized; (3)after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or (4)the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed. Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Nationwide Destination Future | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Death benefit upon death of Annuitant prior to Annuitization
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Certain ownership changes and assignments could reduce the death benefit● Nationwide may limit purchase payments to $1,000,000
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value. Death BenefitDeath of Contract Owner If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner. A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.Death of Annuitant If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.Death of Contract Owner/Annuitant If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit. If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.Death Benefit Payment The recipient of the death benefit may elect to receive the death benefit: (1)in a lump sum; (2)as an annuity (see Annuity Payment Options); or (3)in any other manner permitted by law and approved by Nationwide. Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.Death Benefit CalculationsAn applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.As indicated previously, the death benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the contract has been assigned.The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives: (1)proper proof of the Annuitant's death; (2)an election specifying the distribution method; and (3)any state required form(s).